Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000169819 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Income Opportunities ETF
Class Name	First Trust Income Opportunities ETF
Trading Symbol	FCEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Income Opportunities ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCEF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FCEF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Income Opportunities ETF	$91(1)	0.85%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 91	[1]
Expense Ratio, Percent	0.85%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.05% for the 12 months ended August 31, 2026. The Fund outperformed its blended benchmark, FCEF Blended Benchmark, which consists of the following two indexes: 60% of the First Trust Equity Closed-End Fund Total Return Index, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index. The blended benchmark returned 9.23% for the same Period.
This outperformance resulted from several factors, including the Fund’s allocation between equity and fixed income funds, as well as sector selection. On the allocation side, the Fund’s overweight position in equity funds contributed positively to performance. The Fund has a base allocation of 60% equity and 40% fixed income. Throughout the Period, the Fund maintained an allocation closer to 66% equity and 34% fixed income. This positioning, along with strong equity fund performance and security selection, contributed to the Fund’s outperformance versus the blended benchmark.
The Fund posted strong performance during the Period, benefiting from strong equity market returns. While the direction of short-term interest rates remained uncertain, much of the focus during the Period was on the growing importance of Artificial Intelligence and spending by hyperscalers to expand computing capacity through infrastructure investment. While the overall market environment was favorable for equities, periods of weakness occurred amid ongoing military conflicts in Iran and Ukraine and continued concerns regarding inflation, which remained above the Federal Reserve’s stated goal.
In the closed-end fund space, fixed income funds saw little movement as investors debated the future direction of short-term interest rates and their potential impact on fund performance. Equity-sensitive fixed income sectors, such as Convertibles and Preferreds, outperformed other fixed income sectors. Multisector and Bank Loan funds, two of the larger fixed income sectors, posted the weakest performance for the Period. The fixed income portion of the portfolio returned -1.88%, compared with the benchmark average return of -1.97%.
On the equity side of the ledger, equity-based funds benefited from a growing economy and continued investment in Artificial Intelligence and technology infrastructure. While fixed income sectors struggled to post positive returns, many equity-based sectors generated double-digit total returns for the Period. Of the 31 sectors tracked by Morningstar, 24 posted positive double-digit returns for the Period. The benchmark average equity sector return for the Period was 18.47%, while the Fund’s equity holdings returned 22.30%.
Strong performance in equity funds helped narrow discounts within certain sectors during the Period, which in turn resulted in turnover within the portfolio. It has been our experience, especially in recent years, that funds trading at premiums may become candidates for rights offerings, which can have a adverse short-term impact on returns.
The Fund will continue to utilize a total return approach to investing. This strategy has served the Fund well during its first 10 years, and we believe it remains an appropriate strategy for shareholders of the Fund moving forward.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 27, 2016 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund’s underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Income Opportunities ETF	13.05%	5.80%	8.30%
Russell 3000® Index	20.10%	11.80%	14.99%
FCEF Blended Benchmark(1)	9.23%	5.63%	7.74%
(1)
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund’s underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Performance Inception Date	Sep. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FCEF for more recent performance information.
Net Assets	$ 83,104,261
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 601,420
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$83,104,261
Total number of portfolio holdings	62
Total advisory fee paid	$601,420
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments and percentage of net assets, respectively, of the Fund.
Top Ten Holdings
Invesco Variable Rate Investment Grade ETF	3.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.7%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.4%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.3%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
BlackRock Science & Technology Trust	3.0%
Gabelli Dividend & Income (The) Trust	3.0%
Cohen & Steers Infrastructure Fund, Inc.	2.7%
Tri-Continental Corp.	2.7%
Fund Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Invesco Variable Rate Investment Grade ETF	3.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	3.7%
Eaton Vance Tax-Advantaged Dividend Income Fund	3.4%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	3.3%
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	3.3%
John Hancock Tax-Advantaged Dividend Income Fund	3.2%
BlackRock Science & Technology Trust	3.0%
Gabelli Dividend & Income (The) Trust	3.0%
Cohen & Steers Infrastructure Fund, Inc.	2.7%
Tri-Continental Corp.	2.7%

C000169822 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Flexible MunicipalHigh Income ETF
Class Name	First Trust Flexible MunicipalHigh Income ETF
Trading Symbol	MFLX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Flexible Municipal High Income ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MFLX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MFLX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Flexible Municipal High Income ETF	$60(1)	0.58%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 60	[2]
Expense Ratio, Percent	0.58%	[2]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.13% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the Bloomberg Municipal Long Bond (22+) Index, which returned 6.45% for the same Period. The following significant Fund factors impacted the Fund’s performance relative to the benchmark during the Period.
  Yield Curve Positioning/Duration: During the Period, the Fund’s selection of bonds with 18+ years to maturity was the primary contributor to the Fund’s outperformance relative to the benchmark. A secondary positive contributor was the Fund’s allocation to bonds with a stated final maturity of 14-16 years. In contrast, the Fund’s allocation to bonds with a stated final maturity of 0-8 years and its allocation to cash were the primary detractors from Fund performance during the Period. Regarding effective duration, or interest rate sensitivity, the Fund’s selection of bonds with effective durations of 10+ years and 7-10 years were the primary contributors to the Fund’s outperformance relative to the benchmark. The primary detractors from Fund performance with respect to duration were the Fund’s selection of bonds with 1-5 years of effective duration and its allocation to cash.
  Interest Rate Hedge: During the Period, the use of U.S. Treasury futures to hedge interest rate risk was a small detractor from the Fund’s performance relative to the benchmark.
  Credit Rating: The Fund’s allocation to non-rated bonds was the primary positive contributor to the Fund’s performance relative to the benchmark during the Period. Secondary positive contributors included the Fund’s underweight allocation to and selection of AA and AAA rated municipal securities. No credit rating categories were material detractors from the Fund’s performance relative to the benchmark.
  Sector/Industry: During the Period, the Fund’s selection and allocation to health care, housing, special tax, and utilities were the primary positive contributors to the Fund’s outperformance relative to the benchmark. Sectors that negatively contributed to the Fund’s performance included industrial development bonds and cash.
  U.S. Treasury Rate Trends: During the Period, the 10-year and 30-year U.S. Treasury yields increased by approximately 53 basis points (“bps”) and 32 bps, respectively, to 4.74% and 5.25%, respectively.
  New Issue Supply: During the Period, primary market supply increased approximately 5.1% to $598.1 billion compared with $568.6 billion a year ago (SIFMA, Bloomberg, Barclays Research).
  Municipal Credit Yields: During the Period, according to Municipal Market Data AAA yield curve data, 10-year municipal yields increased by 15 bps to 3.37% while 20-year and 30-year AAA municipal yields declined by 15 bps and 1 bp, respectively, to 4.24% and 4.60%, respectively.
  Municipal Credit Spreads: During the Period, credit spreads tightened for AA, A, BBB, and high-yield municipals by 2 bps, 9 bps, 22 bps, and 35 bps, respectively (Bloomberg data).
  Large Year-to-Date Industry Fund Inflows: For the eight months ended August 31, 2026, according to data collected by Lipper-LSEG and J.P. Morgan, fund inflows totaled approximately $67 billion. The municipal asset class is highly driven by retail demand. Demand for bonds can cause credit spreads to tighten and yields to decline, both of which may contribute positively to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 27, 2016 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (9/27/16)
First Trust Flexible Municipal High Income ETF	7.13%	-0.97%	2.00%
Bloomberg Municipal Long Bond (22+) Index	6.45%	-0.69%	1.81%
MFLX Blended Benchmark(1)	5.38%	0.93%	2.86%
Bloomberg Municipal Bond Index	4.12%	0.54%	1.97%
(1)	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.

Performance Inception Date	Sep. 27, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MFLX for more recent performance information.
Net Assets	$ 21,038,408
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 106,657
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$21,038,408
Total number of portfolio holdings	80
Total advisory fee paid	$106,657
Portfolio turnover rate	30%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of net assets and percentage of total investments, respectively, of the Fund.
Fund Allocation
Municipal Bonds	98.8%
Net Other Assets and Liabilities	1.2%
Total	100.0%
Credit Quality (1)
(1) The ratings presented reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, a subsidiary of S&P Global Inc., Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The ratings presented reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, a subsidiary of S&P Global Inc., Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. A credit rating is an assessment provided by a NRSRO of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Investment grade is defined as those issuers that have a long-term credit rating of BBB- or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The ratings presented reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, a subsidiary of S&P Global Inc., Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MFLX or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees (the “Board”) has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information. On September 8, 2026, the Board voted to remove the ability of the Fund to invest up to 10% of its net assets in closed-end investment companies and as a result of that change Ken Fincher no longer serves as portfolio manager to the Fund.

Material Fund Change Expenses [Text Block]	Effective February 1, 2026, the Board of Trustees (the “Board”) has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.49%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/MFLX or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/MFLX
C000178745 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Smith OpportunisticFixed Income ETF
Class Name	First Trust Smith OpportunisticFixed Income ETF
Trading Symbol	FIXD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Smith Opportunistic Fixed Income ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FIXD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FIXD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Opportunistic Fixed Income ETF	$66(1)	0.65%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 66	[3]
Expense Ratio, Percent	0.65%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 1.92% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.89% for the same Period.
This outperformance was primarily attributable to security selection, specifically within the corporate credit sector. The overweight allocation to the industrials sector in addition to an overweight exposure to preferred securities proved to be a tailwind for performance.
Throughout the Period, the Fund maintained an overweight position to corporate credit, leveraging the team’s core competency and competitive advantage in this sector. This overweight allocation, coupled with accretive security selection, proved to be the primary drivers of outperformance during the Period. The Fund’s performance detractors were driven by underweight positions in the securitized and government-related sectors. Both the securitized and government-related sectors outperformed during the Period and the Fund’s underweight exposure to these areas of the market proved to be a modest detractor. The 2026 summer “sell-off” in rates, likely induced by the conflict in the Middle East, further detracted from performance as the overweight exposure of the Fund to interest rate exposure became a headwind.
The Fund is positioned defensively, with an overweight duration posturing intended to ballast the credit positioning which remains overweight relative to the benchmark. Credit in the aggregate is skewed towards lower maturity profiles, seeking what the team believes are favorable positions along the yield curve that offer what the team believes are attractive risk-adjusted returns. Liquidity is thematic to the portfolio at this juncture, with the Fund favoring higher quality names with healthy fundamentals that also display ample volume from a trading perspective. In an environment where spreads are historically tight and narratives can turn quickly, the team believes positive outcomes will continue to be driven by disciplined security selection and the flexibility to take advantage of potential opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 14, 2017 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (2/14/17)
First Trust Smith Opportunistic Fixed Income ETF	1.92%	-0.78%	1.75%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.77%

Performance Inception Date	Feb. 14, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FIXD for more recent performance information.
Net Assets	$ 3,202,331,540
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 21,789,809
Investment Company Portfolio Turnover	163.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$3,202,331,540
Total number of portfolio holdings	420
Total advisory fee paid	$21,789,809
Portfolio turnover rate	163%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.38%, 05/15/36	5.0%
U.S. Treasury Note, 4.63%, 08/15/36	4.3%
U.S. Treasury Bond, 4.63%, 11/15/45	3.4%
U.S. Treasury Bond, 5.00%, 05/15/56	2.7%
U.S. Treasury Bond, 4.63%, 11/15/55	2.6%
U.S. Treasury Bond, 4.88%, 08/15/45	2.4%
U.S. Treasury Note, 4.13%, 10/31/29	2.2%
U.S. Treasury Bond, 5.13%, 08/15/56	1.3%
U.S. Treasury Note, 4.38%, 07/31/31	1.0%
Boeing (The) Co., 7.01%, 05/01/64	1.0%
Credit Quality (1)
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.

Credit Quality Explanation [Text Block]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Credit Ratings Selection [Text Block]	Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.38%, 05/15/36	5.0%
U.S. Treasury Note, 4.63%, 08/15/36	4.3%
U.S. Treasury Bond, 4.63%, 11/15/45	3.4%
U.S. Treasury Bond, 5.00%, 05/15/56	2.7%
U.S. Treasury Bond, 4.63%, 11/15/55	2.6%
U.S. Treasury Bond, 4.88%, 08/15/45	2.4%
U.S. Treasury Note, 4.13%, 10/31/29	2.2%
U.S. Treasury Bond, 5.13%, 08/15/56	1.3%
U.S. Treasury Note, 4.38%, 07/31/31	1.0%
Boeing (The) Co., 7.01%, 05/01/64	1.0%

C000200735 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Smith Unconstrained Bond ETF
Class Name	First Trust Smith Unconstrained Bond ETF
Trading Symbol	UCON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Smith Unconstrained Bond ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/UCON. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/UCON
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Smith Unconstrained Bond ETF	$86(1)	0.85%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 86	[4]
Expense Ratio, Percent	0.85%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 2.60% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 1.89% for the same Period.
This outperformance was primarily attributable to security selection, specifically within the corporate credit sector. The overweight allocation to the industrials sector in addition to an overweight exposure to preferred securities proved to be a tailwind for performance.
Throughout the Period, the Fund maintained an overweight position to corporate credit, leveraging the team’s core competency and competitive advantage in this sector. This overweight allocation, coupled with accretive security selection proved to be the primary drivers of outperformance during the Period. The 2026 summer “sell-off” in rates, likely induced by the conflict in the Middle East, proved to be a tailwind for the Fund relative to the benchmark, given the underweight exposure to duration. The Fund’s performance detractors were primarily driven by underweight positions in the securitized and government-related sectors. Both the securitized and government-related sectors outperformed during the Period and the Fund’s underweight exposure to these areas of the market proved to be a modest detractor.
The Fund is positioned defensively, with a duration posturing that sits on the higher end of where it has been positioned in the past year. Credit in the aggregate is skewed towards lower maturity profiles, seeking what the team believes are favorable positions along the yield curve that offer what the team believes are attractive risk-adjusted returns. Liquidity is thematic to the portfolio at this juncture, with the Fund favoring higher quality names showcasing healthy fundamentals that also display ample volume from a trading perspective. In an environment where spreads are historically tight and narratives can turn quickly, the team believes positive outcomes will continue to be driven by disciplined security selection and the flexibility to take advantage of potential opportunities when they arise.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 4, 2018 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (6/4/18)
First Trust Smith Unconstrained Bond ETF	2.60%	2.67%	3.58%
ICE BofA US 3-Month Treasury Bill Index	3.71%	3.65%	2.71%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.90%

Performance Inception Date	Jun. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/UCON for more recent performance information.
Net Assets	$ 3,289,845,362
Holdings Count | Holding	438
Advisory Fees Paid, Amount	$ 26,959,956
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$3,289,845,362
Total number of portfolio holdings	438
Total advisory fee paid	$26,959,956
Portfolio turnover rate	155%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
U.S. Treasury Note, 4.63%, 08/15/36	2.9%
U.S. Treasury Note, 4.25%, 07/31/28	2.4%
U.S. Treasury Bond, 5.00%, 05/15/56	2.2%
U.S. Treasury Bond, 4.63%, 11/15/45	2.1%
U.S. Treasury Note, 4.38%, 05/15/36	2.1%
U.S. Treasury Note, 4.00%, 05/31/28	1.9%
U.S. Treasury Note, 4.13%, 06/30/31	1.6%
U.S. Treasury Note, 4.38%, 07/31/31	1.4%
U.S. Treasury Bond, 5.13%, 08/15/56	1.2%
Federal National Mortgage Association, BM7755, 4.00%, 06/01/64	0.9%
Credit Quality (1)
(1) Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.

Credit Quality Explanation [Text Block]	Credit Quality is a measure of credit worthiness and risk of a bond or portfolio, based on the issuer’s financial condition. AAA/Aaa is the highest and D is lowest. If applicable, the Pre-Refunded/Agency category includes bonds which are deemed high-quality investment-grade by the Advisor. If applicable, the Not Rated category includes bonds that are not rated by a Nationally Recognized Statistical Rating Organization. Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Credit Ratings Selection [Text Block]	Composite Rating Source: Bloomberg L.P., ratings presented are a blend of a security’s Moody’s, S&P, Fitch and DBRS ratings. The rating agencies are evenly weighted when calculating the composite. Ratings presented may differ when viewed on an agency-by-agency basis.
Largest Holdings [Text Block]
Top Ten Holdings
U.S. Treasury Note, 4.63%, 08/15/36	2.9%
U.S. Treasury Note, 4.25%, 07/31/28	2.4%
U.S. Treasury Bond, 5.00%, 05/15/56	2.2%
U.S. Treasury Bond, 4.63%, 11/15/45	2.1%
U.S. Treasury Note, 4.38%, 05/15/36	2.1%
U.S. Treasury Note, 4.00%, 05/31/28	1.9%
U.S. Treasury Note, 4.13%, 06/30/31	1.6%
U.S. Treasury Note, 4.38%, 07/31/31	1.4%
U.S. Treasury Bond, 5.13%, 08/15/56	1.2%
Federal National Mortgage Association, BM7755, 4.00%, 06/01/64	0.9%

C000205110 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Low DurationStrategic Focus ETF
Class Name	First Trust Low DurationStrategic Focus ETF
Trading Symbol	LDSF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Low Duration Strategic Focus ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LDSF. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LDSF
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Low Duration Strategic Focus ETF	$14(1)	0.14%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 14	[5]
Expense Ratio, Percent	0.14%	[5]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.32% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the Bloomberg 1-5 Year Government/Credit Index, which returned 2.15% for the same Period. The Fund also outperformed its additional benchmark, the LDSF Blended Benchmark, which consists of 80% of the Bloomberg 1-5 Year Government/Credit Index and 20% of the ICE BofA US High Yield Constrained Index, which returned 2.67% for the same Period.
Interest rates rose over the Period, weighing on bond prices, but higher nominal yields more than offset those price declines, making income the primary driver of total return. The rise in rates reflected a steepening Treasury yield curve. Short-maturity yields fell as the Federal Reserve eased, cutting the federal funds target range’s upper bound to 3.75% by December 2025, while intermediate- and long-term yields rose. The outbreak of hostilities involving Iran in late February 2026 contributed to higher oil prices and inflation expectations. With inflation risk rising, the Federal Reserve paused its rate-cutting cycle, and longer-term yields climbed.
Credit held up well against this backdrop. The ICE BofA US High Yield Constrained Index returned 4.78% for the Period, as income of 6.71% more than offset a price decline of 1.93%, and its spread tightened by 21 basis points, from 284 to 263 basis points. Supported by strong corporate fundamentals and rising earnings expectations, spreads held relatively steady despite commodity inflation and geopolitical conflict. Short mortgages also outperformed comparable-maturity Treasuries, with the Bloomberg US Agg MBS Agency 1-5 Year Index returning 3.13% versus 1.91% for the Bloomberg US Treasury 1-5 Year Index.
These conditions favored the Fund’s highest-yielding holdings and mortgage exposure, which drove its outperformance relative to both the government and credit components of the benchmark. The First Trust Low Duration Opportunities ETF (“LMBS”), the Fund’s largest position, returned 3.87%, benefiting from the strength in short mortgages relative to Treasuries. Among the credit sleeves, the First Trust Senior Loan Fund (“FTSL”) and First Trust Tactical High Yield ETF (“HYLS”) returned 3.95% and 3.25%, respectively. The First Trust Emerging Markets Local Currency Bond ETF (“FEMB”), a local currency emerging market bond fund, was the top-performing holding, returning 8.05%.
The weakest returns came from the Fund’s lower-yielding, higher-quality holdings, which generated less income to offset the rise in rates. The First Trust Limited Duration Investment Grade Corporate ETF (“FSIG”) returned 2.58%, reflecting the more modest income of high-grade, short-duration exposure. The Vanguard Short-Term Bond ETF (“BSV”) returned 2.21%, though it was held only in the final months of the Period and at a low weight, limiting its impact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 3, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
(1)
The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (1/3/19)
First Trust Low Duration Strategic Focus ETF	3.32%	2.48%	2.69%
Bloomberg 1-5 Year Government/Credit Index	2.15%	1.70%	2.32%
LDSF Blended Benchmark(1)	2.67%	2.19%	3.07%
Bloomberg US Aggregate Bond Index	1.89%	-0.29%	1.68%
(1)
The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.

Performance Inception Date	Jan. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LDSF for more recent performance information.
Net Assets	$ 164,638,422
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 196,919
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$164,638,422
Total number of portfolio holdings	10
Total advisory fee paid	$196,919
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%
Net Other Assets and Liabilities	0.0%
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LDSF or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Board of Trustees has approved a permanent contractual reduction of the annual unitary management fee for the Fund. The annual unitary management fee for the Fund is now 0.10%. Additionally, under the Fund’s new fee structure, the Fund will not be eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/LDSF or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/LDSF
C000211017 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - August
Class Name	FT Vest U.S. Equity Buffer ETF - August
Trading Symbol	FAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - August (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - August	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[6]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.58% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.57%
Changes in other Variables	4.87%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 6, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Buffer ETF - August	13.58%	9.01%	10.02%
S&P 500® Index	20.38%	12.79%	16.11%

Performance Inception Date	Nov. 06, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAUG for more recent performance information.
Net Assets	$ 1,294,346,646
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,683,559
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,294,346,646
Total number of portfolio holdings	5
Total advisory fee paid	$9,683,559
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	103.0%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAUG
C000211018 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - August
Class Name	FT Vest U.S. Equity Deep Buffer ETF - August
Trading Symbol	DAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - August (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - August	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[7]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.04% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.57%
Changes in other Variables	4.33%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 6, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (11/6/19)
FT Vest U.S. Equity Deep Buffer ETF - August	11.04%	6.48%	6.95%
S&P 500® Index	20.38%	12.79%	16.11%

Performance Inception Date	Nov. 06, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DAUG for more recent performance information.
Net Assets	$ 418,734,500
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,035,808
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$418,734,500
Total number of portfolio holdings	5
Total advisory fee paid	$3,035,808
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	102.0%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.2%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DAUG
C000214901 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - November
Class Name	FT Vest U.S. Equity Buffer ETF - November
Trading Symbol	FNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - November (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - November	$93	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[8]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.62% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	10.64%
Changes in other Variables	5.84%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Buffer ETF - November	15.62%	9.35%	10.41%
S&P 500® Index	20.38%	12.79%	15.92%

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FNOV for more recent performance information.
Net Assets	$ 1,242,489,832
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,585,020
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,242,489,832
Total number of portfolio holdings	5
Total advisory fee paid	$9,585,020
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	102.7%
Written Options	(3.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FNOV
C000214903 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - November
Class Name	FT Vest U.S. Equity Deep Buffer ETF - November
Trading Symbol	DNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - November (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - November	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[9]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.84% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.80%
Changes in other Variables	6.90%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (11/15/19)
FT Vest U.S. Equity Deep Buffer ETF - November	13.84%	8.41%	8.26%
S&P 500® Index	20.38%	12.79%	15.92%

Performance Inception Date	Nov. 15, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DNOV for more recent performance information.
Net Assets	$ 402,179,321
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,162,344
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$402,179,321
Total number of portfolio holdings	5
Total advisory fee paid	$3,162,344
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	105.0%
Written Options	(5.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DNOV
C000215122 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Large Cap ETF
Class Name	First Trust Active Factor Large Cap ETF
Trading Symbol	AFLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Large Cap ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFLG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFLG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap ETF	$60	0.55%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.62% for the 12 months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
The underperformance was primarily driven by weak results from the low volatility factor and an underweight position in several of the benchmark’s largest constituents. The low volatility factor lagged in the prevailing risk-on environment. Industry effects provided a modest boost to performance over the Period, while momentum and value exposures contributed positively from a factor standpoint.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Large Cap ETF	19.62%	12.00%	14.00%
S&P 500® Index	20.38%	12.79%	16.18%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFLG for more recent performance information.
Net Assets	$ 787,845,016
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 2,979,154
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$787,845,016
Total number of portfolio holdings	216
Total advisory fee paid	$2,979,154
Portfolio turnover rate	46%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.0%
Broadcom, Inc.	2.5%
Amazon.com, Inc.	2.3%
Lam Research Corp.	1.4%
Seagate Technology Holdings PLC	1.1%
Newmont Corp.	1.1%
ExxonMobil Holdings Corp.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	5.7%
Microsoft Corp.	4.0%
Broadcom, Inc.	2.5%
Amazon.com, Inc.	2.3%
Lam Research Corp.	1.4%
Seagate Technology Holdings PLC	1.1%
Newmont Corp.	1.1%
ExxonMobil Holdings Corp.	1.0%

C000215123 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Mid Cap ETF
Class Name	First Trust Active Factor Mid Cap ETF
Trading Symbol	AFMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Mid Cap ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFMC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFMC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Mid Cap ETF	$72(1)	0.65%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 72	[10]
Expense Ratio, Percent	0.65%	[10]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 22.40% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the S&P MidCap 400® Index, which returned 17.13% for the same Period.
This outperformance was largely attributable to strong performance from the momentum and value factors. The momentum factor benefited from companies with artificial intelligence exposure. Additionally, the strong performance was also aided by positive selection effects. By contrast, the low volatility factor subtracted from returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Mid Cap ETF	22.40%	10.34%	12.29%
S&P MidCap 400® Index	17.13%	8.08%	11.64%
Russell 3000® Index	20.10%	11.80%	15.58%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFMC for more recent performance information.
Net Assets	$ 215,563,661
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 860,233
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$215,563,661
Total number of portfolio holdings	263
Total advisory fee paid	$860,233
Portfolio turnover rate	57%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Reliance, Inc.	1.5%
BorgWarner, Inc.	1.2%
Mueller Industries, Inc.	1.2%
Casey’s General Stores, Inc.	1.2%
TechnipFMC PLC	1.2%
Federated Hermes, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Matson, Inc.	1.1%
Exelixis, Inc.	1.1%
Chord Energy Corp.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Reliance, Inc.	1.5%
BorgWarner, Inc.	1.2%
Mueller Industries, Inc.	1.2%
Casey’s General Stores, Inc.	1.2%
TechnipFMC PLC	1.2%
Federated Hermes, Inc.	1.1%
RenaissanceRe Holdings Ltd.	1.1%
Matson, Inc.	1.1%
Exelixis, Inc.	1.1%
Chord Energy Corp.	1.1%

C000215124 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Small Cap ETF
Class Name	First Trust Active Factor Small Cap ETF
Trading Symbol	AFSM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Small Cap ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFSM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFSM
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Small Cap ETF	$84	0.75%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 24.46% for the 12 months ended August 31, 2026. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 26.46% for the same Period.
The underperformance was mainly driven by weak results from the low volatility and quality factors. Over the Period, highly speculative stocks with low profitability and elevated betas delivered particularly strong returns. In contrast, momentum and value exposures added positively to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 3, 2019 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (12/3/19)
First Trust Active Factor Small Cap ETF	24.46%	9.35%	11.73%
Russell 2000® Index	26.46%	6.85%	10.97%
Russell 3000® Index	20.10%	11.80%	15.58%

Performance Inception Date	Dec. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFSM for more recent performance information.
Net Assets	$ 138,216,142
Holdings Count | Holding	335
Advisory Fees Paid, Amount	$ 602,509
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$138,216,142
Total number of portfolio holdings	335
Total advisory fee paid	$602,509
Portfolio turnover rate	75%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Par Pacific Holdings, Inc.	1.1%
Eton Pharmaceuticals, Inc.	1.0%
National HealthCare Corp.	1.0%
Matson, Inc.	0.9%
Ames National Corp.	0.8%
Abercrombie & Fitch Co., Class A	0.8%
Rigel Pharmaceuticals, Inc.	0.8%
TrustCo Bank Corp.	0.7%
Teekay Tankers Ltd., Class A	0.7%
Blue Bird Corp.	0.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Par Pacific Holdings, Inc.	1.1%
Eton Pharmaceuticals, Inc.	1.0%
National HealthCare Corp.	1.0%
Matson, Inc.	0.9%
Ames National Corp.	0.8%
Abercrombie & Fitch Co., Class A	0.8%
Rigel Pharmaceuticals, Inc.	0.8%
TrustCo Bank Corp.	0.7%
Teekay Tankers Ltd., Class A	0.7%
Blue Bird Corp.	0.7%

C000216581 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Factor Large Cap Growth ETF
Class Name	First Trust Active Factor Large Cap Growth ETF
Trading Symbol	AFGR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Active Factor Large Cap Growth ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AFGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AFGR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Factor Large Cap Growth ETF	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.11% for the 12 months ended August 31, 2026. The Fund underperformed its benchmark, the Russell 1000® Growth Index, which returned 10.82% for the same Period.
As of June 8, 2026, the Investment Committee of First Trust Advisors L.P. (the investment advisor of the Fund) assumed portfolio management responsibilities for the Fund, replacing the previous sub-advisors of the Fund. During the period from June 8, 2026, through August 31, 2026, the Fund returned 2.74%. During the same period, the Fund outperformed its benchmark by 278 basis points, which returned -0.04%. This outperformance was largely attributable to strong performance from the low volatility factor and an underweight to semiconductors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (7/21/20)
First Trust Active Factor Large Cap Growth ETF	7.11%	5.65%	10.88%
Russell 1000® Growth Index	10.82%	11.88%	16.35%
Russell 1000® Index	19.77%	12.10%	16.36%

Performance Inception Date	Jul. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jun. 08, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/AFGR for more recent performance information.
Net Assets	$ 93,025,874
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 712,786
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$93,025,874
Total number of portfolio holdings	74
Total advisory fee paid	$712,786
Portfolio turnover rate	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Alphabet, Inc., Class A	10.8%
NVIDIA Corp.	10.8%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Johnson & Johnson	2.2%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	2.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Alphabet, Inc., Class A	10.8%
NVIDIA Corp.	10.8%
Microsoft Corp.	4.3%
Apple, Inc.	4.2%
Broadcom, Inc.	3.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	3.4%
Johnson & Johnson	2.2%
Visa, Inc., Class A	2.1%
Mastercard, Inc., Class A	2.1%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AFGR or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective June 8, 2026, the Fund’s name changed from “First Trust Multi-Manager Large Growth ETF” (MMLG) to “First Trust Active Factor Large Cap Growth ETF” (AFGR). Additionally, the Fund’s principal investment strategies were revised such that the Fund no longer utilizes a multi-manager structure with sub-advisors and the Fund is now managed by First Trust Advisors L.P., the Fund’s investment advisor, and primarily relies on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors, including: momentum, quality and growth. Pursuant to this new strategy, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large capitalization U.S. growth companies. Further, the Fund’s annual unitary management fee was reduced to 0.65% of the Fund’s average daily net assets. In addition, on September 8, 2026, the Board of Trustees of the Trust (the “Board”) approved, subject to shareholder approval, (1) a change in the diversification status of AFGR from diversified to non-diversified and (2) adoption of a policy to concentrate the investments of AFGR in an industry or group of industries comprising the information technology sector.

Material Fund Change Name [Text Block]	Effective June 8, 2026, the Fund’s name changed from “First Trust Multi-Manager Large Growth ETF” (MMLG) to “First Trust Active Factor Large Cap Growth ETF” (AFGR).
Material Fund Change Expenses [Text Block]	Further, the Fund’s annual unitary management fee was reduced to 0.65% of the Fund’s average daily net assets.
Material Fund Change Strategies [Text Block]	Additionally, the Fund’s principal investment strategies were revised such that the Fund no longer utilizes a multi-manager structure with sub-advisors and the Fund is now managed by First Trust Advisors L.P., the Fund’s investment advisor, and primarily relies on a multi-factor quantitative methodology with active risk management to construct a portfolio of securities exhibiting exposures to one or more investing factors, including: momentum, quality and growth. Pursuant to this new strategy, under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities issued by large capitalization U.S. growth companies.
Material Fund Change Risks Change [Text Block]	In addition, on September 8, 2026, the Board of Trustees of the Trust (the “Board”) approved, subject to shareholder approval, (1) a change in the diversification status of AFGR from diversified to non-diversified and (2) adoption of a policy to concentrate the investments of AFGR in an industry or group of industries comprising the information technology sector.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/AFGR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/AFGR
C000217668 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - February
Class Name	FT Vest U.S. Equity Buffer ETF - February
Trading Symbol	FFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - February (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - February	$93	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[11]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.55% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.99%
Changes in other Variables	6.42%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Buffer ETF - February	15.55%	10.76%	11.50%
S&P 500® Index	20.38%	12.79%	15.34%

Performance Inception Date	Feb. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FFEB for more recent performance information.
Net Assets	$ 1,423,438,241
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,411,992
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,423,438,241
Total number of portfolio holdings	5
Total advisory fee paid	$10,411,992
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.2%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FFEB
C000217670 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - February
Class Name	FT Vest U.S. Equity Deep Buffer ETF - February
Trading Symbol	DFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - February (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - February	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[12]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.42% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.46%
Changes in other Variables	5.82%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (2/21/20)
FT Vest U.S. Equity Deep Buffer ETF - February	12.42%	8.23%	8.26%
S&P 500® Index	20.38%	12.79%	15.34%

Performance Inception Date	Feb. 21, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DFEB for more recent performance information.
Net Assets	$ 445,545,661
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,602,374
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$445,545,661
Total number of portfolio holdings	5
Total advisory fee paid	$3,602,374
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	104.5%
Written Options	(5.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DFEB
C000218407 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - May
Class Name	FT Vest U.S. Equity Buffer ETF - May
Trading Symbol	FMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - May (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - May	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[13]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.63% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.03%
Changes in other Variables	3.46%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 15, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Buffer ETF - May	11.63%	9.01%	10.66%
S&P 500® Index	20.38%	12.79%	18.70%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMAY for more recent performance information.
Net Assets	$ 1,460,977,214
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,730,616
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,460,977,214
Total number of portfolio holdings	5
Total advisory fee paid	$9,730,616
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.2%
Written Options	(3.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMAY
C000218409 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - May
Class Name	FT Vest U.S. Equity Deep Buffer ETF - May
Trading Symbol	DMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - May (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - May	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[14]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.45% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	6.95%
Changes in other Variables	3.36%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 15, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (5/15/20)
FT Vest U.S. Equity Deep Buffer ETF - May	9.45%	6.96%	7.53%
S&P 500® Index	20.38%	12.79%	18.70%

Performance Inception Date	May 15, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DMAY for more recent performance information.
Net Assets	$ 378,822,742
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,693,506
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$378,822,742
Total number of portfolio holdings	5
Total advisory fee paid	$2,693,506
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	101.9%
Written Options	(2.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DMAY
C000218639 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Securitized Plus ETF
Class Name	First Trust Securitized Plus ETF
Trading Symbol	DEED
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Securitized Plus ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DEED. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DEED
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Securitized Plus ETF	$70(1)	0.69%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 70	[15]
Expense Ratio, Percent	0.69%	[15]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.57% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the Bloomberg U.S. Mortgage-Backed Securities Index, which returned 3.02% for the same Period.
The outperformance of the Fund was due to several factors:
  The Fund generated a greater level of income than its benchmark.
  The Fund’s out-of-benchmark allocation to Non-Agency Securitized Credit, particularly Non-Agency Residential Mortgage-Backed Securities, was a strong driver of outperformance as the sector provided both strong income and spread return.
  The Fund added exposure to out-of-benchmark Agency Commercial Mortgage-Backed Interest-Only Securities, which helped drive outperformance.
  Derivatives are typically used to manage interest rate risk.  Overall, the usage of derivatives was detrimental to the Fund’s return as the Fund generally maintained a longer duration compared to the benchmark, which negatively impacted performance as yields moved higher across the curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 29, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (4/29/20)
First Trust Securitized Plus ETF	3.57%	0.12%	1.15%
Bloomberg U.S. Mortgage-Backed Securities Index	3.02%	0.22%	0.21%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	0.04%

Performance Inception Date	Apr. 29, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 01, 2026
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DEED for more recent performance information.
Net Assets	$ 63,173,858
Holdings Count | Holding	112
Advisory Fees Paid, Amount	$ 497,996
Investment Company Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$63,173,858
Total number of portfolio holdings	112
Total advisory fee paid	$497,996
Portfolio turnover rate	109%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Federal National Mortgage Association, TBA, 6.00%, 09/15/56	5.3%
Federal Home Loan Mortgage Corporation, Series 2026-470, Class JA, 4.80%, 08/25/31	2.9%
Federal National Mortgage Association STACR REMIC Trust, Series 2022-DNA5, Class M2, 10.39%, 06/25/42	2.3%
Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 9.84%, 11/25/41	2.2%
Federal Home Loan Mortgage Corporation, Series 2026-459, Class GH, 4.80%, 07/25/31	2.2%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 8.12%, 08/15/28	2.2%
Federal Home Loan Mortgage Corporation, Series 2016-4639, Class HZ, 3.25%, 04/15/53	2.0%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 4.74%, 05/25/35	1.9%
Federal National Mortgage Association, Series 2025-49, Class FA, 4.44%, 06/25/55	1.8%
Federal National Mortgage Association, Series 2015-32, Class PB, 3.00%, 05/25/45	1.8%
Credit Quality (1)
(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. If applicable, U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.

Credit Quality Explanation [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the lowest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. "NR" indicates no rating. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the fund, and not to the fund or its shares. If applicable, U.S. Treasury, U.S. Agency and U.S. Agency mortgage-backed securities appear under "Government/Agency." Credit ratings are subject to change.
Credit Ratings Selection [Text Block]	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody's Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO.
Largest Holdings [Text Block]
Top Ten Holdings
Federal National Mortgage Association, TBA, 6.00%, 09/15/56	5.3%
Federal Home Loan Mortgage Corporation, Series 2026-470, Class JA, 4.80%, 08/25/31	2.9%
Federal National Mortgage Association STACR REMIC Trust, Series 2022-DNA5, Class M2, 10.39%, 06/25/42	2.3%
Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 9.84%, 11/25/41	2.2%
Federal Home Loan Mortgage Corporation, Series 2026-459, Class GH, 4.80%, 07/25/31	2.2%
Gracie Point International Funding LLC, Series 2025-1A, Class D, 8.12%, 08/15/28	2.2%
Federal Home Loan Mortgage Corporation, Series 2016-4639, Class HZ, 3.25%, 04/15/53	2.0%
Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust, Series 2025-1, Class YF, 4.74%, 05/25/35	1.9%
Federal National Mortgage Association, Series 2025-49, Class FA, 4.44%, 06/25/55	1.8%
Federal National Mortgage Association, Series 2015-32, Class PB, 3.00%, 05/25/45	1.8%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced to 0.65% of the Fund’s average daily net assets and the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Material Fund Change Expenses [Text Block]
Effective February 1, 2026, the Fund’s annual unitary management fee was reduced to 0.65% of the Fund’s average daily net assets and the Fund is no longer eligible for any breakpoint discounts described in the Fund’s prospectus or statement of additional information.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DEED or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DEED
C000219511 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Buffer ETF
Class Name	FT Vest Laddered Buffer ETF
Trading Symbol	BUFR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Buffer ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 11	[16]
Expense Ratio, Percent	0.10%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.13% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.32%
Changes in other Variables	5.76%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options            (“FLEX Options”) held by the funds in the Fund’s portfolio reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 10, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (8/10/20)
FT Vest Laddered Buffer ETF	14.13%	9.93%	10.84%
S&P 500® Index	20.38%	12.79%	16.31%

Performance Inception Date	Aug. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFR for more recent performance information.
Net Assets	$ 10,513,734,347
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 8,515,433
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$10,513,734,347
Total number of portfolio holdings	13
Total advisory fee paid	$8,515,433
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000219662 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - June
Class Name	FT Vest U.S. Equity Buffer ETF - June
Trading Symbol	FJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - June (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - June	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[17]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.05% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.89%
Changes in other Variables	4.02%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 19, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Buffer ETF - June	11.05%	10.54%	12.03%
S&P 500® Index	20.38%	12.79%	17.47%

Performance Inception Date	Jun. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJUN for more recent performance information.
Net Assets	$ 1,416,371,602
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,657,790
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,416,371,602
Total number of portfolio holdings	5
Total advisory fee paid	$9,657,790
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.6%
Written Options	(3.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJUN
C000219664 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - June
Class Name	FT Vest U.S. Equity Deep Buffer ETF - June
Trading Symbol	DJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - June (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - June	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[18]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.92% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	5.98%
Changes in other Variables	3.80%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 19, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (6/19/20)
FT Vest U.S. Equity Deep Buffer ETF - June	8.92%	8.02%	8.47%
S&P 500® Index	20.38%	12.79%	17.47%

Performance Inception Date	Jun. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJUN for more recent performance information.
Net Assets	$ 359,245,177
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,555,176
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$359,245,177
Total number of portfolio holdings	5
Total advisory fee paid	$2,555,176
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	101.9%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJUN
C000220038 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - July
Class Name	FT Vest U.S. Equity Deep Buffer ETF - July
Trading Symbol	DJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - July (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - July	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[19]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.37% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.28%
Changes in other Variables	4.95%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 17, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Deep Buffer ETF - July	11.37%	9.08%	8.99%
S&P 500® Index	20.38%	12.79%	16.92%

Performance Inception Date	Jul. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJUL for more recent performance information.
Net Assets	$ 481,563,202
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,464,386
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$481,563,202
Total number of portfolio holdings	5
Total advisory fee paid	$3,464,386
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.5%
Written Options	(3.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJUL
C000220040 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - July
Class Name	FT Vest U.S. Equity Buffer ETF - July
Trading Symbol	FJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - July (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - July	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[20]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.07% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.38%
Changes in other Variables	5.55%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 17, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (7/17/20)
FT Vest U.S. Equity Buffer ETF - July	14.07%	11.43%	12.20%
S&P 500® Index	20.38%	12.79%	16.92%

Performance Inception Date	Jul. 17, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJUL for more recent performance information.
Net Assets	$ 1,286,693,284
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,913,587
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,286,693,284
Total number of portfolio holdings	5
Total advisory fee paid	$9,913,587
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.0%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJUL
C000221308 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - September
Class Name	FT Vest U.S. Equity Buffer ETF - September
Trading Symbol	FSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - September (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - September	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[21]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.90% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	10.54%
Changes in other Variables	4.22%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 18, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Buffer ETF - September	13.90%	10.45%	11.42%
S&P 500® Index	20.38%	12.79%	16.82%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FSEP for more recent performance information.
Net Assets	$ 1,250,148,182
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,963,215
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,250,148,182
Total number of portfolio holdings	5
Total advisory fee paid	$9,963,215
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	101.7%
Written Options	(1.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FSEP
C000221311 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - September
Class Name	FT Vest U.S. Equity Deep Buffer ETF - September
Trading Symbol	DSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - September (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - September	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[22]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.05% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.08%
Changes in other Variables	3.83%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 18, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (9/18/20)
FT Vest U.S. Equity Deep Buffer ETF - September	11.05%	8.49%	8.57%
S&P 500® Index	20.38%	12.79%	16.82%

Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DSEP for more recent performance information.
Net Assets	$ 355,584,438
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,850,440
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$355,584,438
Total number of portfolio holdings	5
Total advisory fee paid	$2,850,440
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	103.7%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DSEP
C000222135 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - October
Class Name	FT Vest U.S. Equity Buffer ETF - October
Trading Symbol	FOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - October (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - October	$93	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[23]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.01% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	11.16%
Changes in other Variables	5.71%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 16, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Buffer ETF - October	16.01%	9.31%	10.50%
S&P 500® Index	20.38%	12.79%	16.08%

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FOCT for more recent performance information.
Net Assets	$ 1,185,234,515
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 9,325,359
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,185,234,515
Total number of portfolio holdings	5
Total advisory fee paid	$9,325,359
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	101.9%
Written Options	(2.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FOCT
C000222137 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - October
Class Name	FT Vest U.S. Equity Deep Buffer ETF - October
Trading Symbol	DOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - October (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - October	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[24]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.56% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.11%
Changes in other Variables	5.31%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 16, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (10/16/20)
FT Vest U.S. Equity Deep Buffer ETF - October	12.56%	8.03%	8.29%
S&P 500® Index	20.38%	12.79%	16.08%

Performance Inception Date	Oct. 16, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DOCT for more recent performance information.
Net Assets	$ 394,669,805
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,131,531
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$394,669,805
Total number of portfolio holdings	5
Total advisory fee paid	$3,131,531
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	104.2%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DOCT
C000223224 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - December
Class Name	FT Vest U.S. Equity Buffer ETF - December
Trading Symbol	FDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - December (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - December	$93	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[25]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.77% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	10.81%
Changes in other Variables	5.82%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Buffer ETF - December	15.77%	10.55%	11.32%
S&P 500® Index	20.38%	12.79%	15.27%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FDEC for more recent performance information.
Net Assets	$ 1,308,009,941
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,588,295
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,308,009,941
Total number of portfolio holdings	5
Total advisory fee paid	$10,588,295
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.4%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FDEC
C000223226 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - December
Class Name	FT Vest U.S. Equity Deep Buffer ETF - December
Trading Symbol	DDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - December (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - December	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[26]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.62% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.16%
Changes in other Variables	5.32%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (12/18/20)
FT Vest U.S. Equity Deep Buffer ETF - December	12.62%	8.49%	8.57%
S&P 500® Index	20.38%	12.79%	15.27%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DDEC for more recent performance information.
Net Assets	$ 439,076,795
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,375,134
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$439,076,795
Total number of portfolio holdings	5
Total advisory fee paid	$3,375,134
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	103.8%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DDEC
C000223312 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - December
Class Name	FT Vest Nasdaq-100® Buffer ETF - December
Trading Symbol	QDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - December (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - December	$100	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%	[27]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 20.17% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	13.13%
Changes in other Variables	7.95%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (12/18/20)
FT Vest Nasdaq-100® Buffer ETF - December	20.17%	9.94%	11.14%
Nasdaq-100 Index®	26.61%	14.46%	16.73%
S&P 500® Index	20.38%	12.79%	15.27%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QDEC for more recent performance information.
Net Assets	$ 702,812,384
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,499,455
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$702,812,384
Total number of portfolio holdings	5
Total advisory fee paid	$5,499,455
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	104.1%
Written Options	(4.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QDEC
C000223318 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - December
Class Name	FT Vest International Equity Moderate Buffer ETF - December
Trading Symbol	YDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - December	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.01% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 21.62% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.41%
Changes in other Variables	4.50%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares MSCI EAFE ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 18, 2020 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (12/18/20)
FT Vest International Equity Moderate Buffer ETF - December	11.01%	5.26%	6.18%
MSCI EAFE Index	21.62%	9.35%	10.41%

Performance Inception Date	Dec. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YDEC for more recent performance information.
Net Assets	$ 168,007,089
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,127,404
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$168,007,089
Total number of portfolio holdings	5
Total advisory fee paid	$1,127,404
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.1%
Written Options	(3.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YDEC
C000224230 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - January
Class Name	FT Vest U.S. Equity Buffer ETF - January
Trading Symbol	FJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - January (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - January	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[28]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.88% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	10.45%
Changes in other Variables	5.29%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 15, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Buffer ETF - January	14.88%	11.08%	11.85%
S&P 500® Index	20.38%	12.79%	15.15%

Performance Inception Date	Jan. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FJAN for more recent performance information.
Net Assets	$ 1,470,192,022
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 10,683,608
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,470,192,022
Total number of portfolio holdings	5
Total advisory fee paid	$10,683,608
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	102.4%
Written Options	(2.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FJAN
C000224232 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - January
Class Name	FT Vest U.S. Equity Deep Buffer ETF - January
Trading Symbol	DJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - January (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - January	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[29]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.06% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.97%
Changes in other Variables	4.95%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 15, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (1/15/21)
FT Vest U.S. Equity Deep Buffer ETF - January	12.06%	7.79%	8.05%
S&P 500® Index	20.38%	12.79%	15.15%

Performance Inception Date	Jan. 15, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DJAN for more recent performance information.
Net Assets	$ 485,647,499
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,556,547
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$485,647,499
Total number of portfolio holdings	5
Total advisory fee paid	$3,556,547
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.5%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DJAN
C000224383 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Deep Buffer ETF
Class Name	FT Vest Laddered Deep Buffer ETF
Trading Symbol	BUFD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Deep Buffer ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFD. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFD
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Deep Buffer ETF	$12(1)	0.11%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 12	[30]
Expense Ratio, Percent	0.11%	[30],[31]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.40% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.03%
Changes in other Variables	5.33%
Fees and Expenses**	-0.96%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options            (“FLEX Options”) held by the funds in the Fund’s portfolio reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (1/20/21)
FT Vest Laddered Deep Buffer ETF	11.40%	7.68%	7.61%
S&P 500® Index	20.38%	12.79%	14.74%

Performance Inception Date	Jan. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFD for more recent performance information.
Net Assets	$ 2,045,939,691
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 1,715,119
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$2,045,939,691
Total number of portfolio holdings	13
Total advisory fee paid	$1,715,119
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000224911 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
Trading Symbol	XJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[32]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.15% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.53%
Changes in other Variables	-10.52%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 12, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (7/12/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June	8.15%	8.49%	8.53%
S&P 500® Index	20.38%	12.79%	13.15%

Performance Inception Date	Jul. 12, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJUN for more recent performance information.
Net Assets	$ 139,189,436
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,273,908
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$139,189,436
Total number of portfolio holdings	6
Total advisory fee paid	$1,273,908
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	111.9%
Written Options	(12.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJUN
C000226050 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - March
Class Name	FT Vest U.S. Equity Buffer ETF - March
Trading Symbol	FMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - March (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - March	$93	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.86%	[33]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.50% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	6.26%
Changes in other Variables	11.10%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Buffer ETF - March	16.50%	10.53%	11.44%
S&P 500® Index	20.38%	12.79%	14.80%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FMAR for more recent performance information.
Net Assets	$ 1,174,286,474
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,758,502
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,174,286,474
Total number of portfolio holdings	5
Total advisory fee paid	$8,758,502
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	106.5%
Written Options	(7.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FMAR
C000226051 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - March
Class Name	FT Vest U.S. Equity Deep Buffer ETF - March
Trading Symbol	DMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - March (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - March	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[34]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.80% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.58%
Changes in other Variables	9.08%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (3/19/21)
FT Vest U.S. Equity Deep Buffer ETF - March	12.80%	7.69%	8.23%
S&P 500® Index	20.38%	12.79%	14.80%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DMAR for more recent performance information.
Net Assets	$ 464,585,736
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,379,979
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$464,585,736
Total number of portfolio holdings	5
Total advisory fee paid	$3,379,979
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	109.0%
Written Options	(9.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DMAR
C000226054 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - March
Class Name	FT Vest Nasdaq-100® Buffer ETF - March
Trading Symbol	QMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - March (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - March	$100	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%	[35]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 19.77% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.33%
Changes in other Variables	13.35%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (3/19/21)
FT Vest Nasdaq-100® Buffer ETF - March	19.77%	11.28%	12.41%
Nasdaq-100 Index®	26.61%	14.46%	17.30%
S&P 500® Index	20.38%	12.79%	14.80%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMAR for more recent performance information.
Net Assets	$ 593,375,447
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,477,848
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$593,375,447
Total number of portfolio holdings	5
Total advisory fee paid	$4,477,848
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	109.6%
Written Options	(10.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMAR
C000226055 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - March
Class Name	FT Vest International Equity Moderate Buffer ETF - March
Trading Symbol	YMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - March	$97	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[36]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.15% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 21.62% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.40%
Changes in other Variables	5.66%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares MSCI EAFE ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 19, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (3/19/21)
FT Vest International Equity Moderate Buffer ETF - March	13.15%	6.78%	7.26%
MSCI EAFE Index	21.62%	9.35%	9.90%

Performance Inception Date	Mar. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YMAR for more recent performance information.
Net Assets	$ 162,814,835
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,165,377
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$162,814,835
Total number of portfolio holdings	5
Total advisory fee paid	$1,165,377
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	105.1%
Written Options	(5.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YMAR
C000226537 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer ETF - April
Class Name	FT Vest U.S. Equity Buffer ETF - April
Trading Symbol	FAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer ETF - April (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer ETF - April	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[37]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.84% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	6.14%
Changes in other Variables	5.56%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 16, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Buffer ETF - April	10.84%	8.54%	9.01%
S&P 500® Index	20.38%	12.79%	13.58%

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/FAPR for more recent performance information.
Net Assets	$ 1,321,624,547
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 8,834,774
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,321,624,547
Total number of portfolio holdings	5
Total advisory fee paid	$8,834,774
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.1%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/FAPR
C000226539 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Deep Buffer ETF - April
Class Name	FT Vest U.S. Equity Deep Buffer ETF - April
Trading Symbol	DAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Deep Buffer ETF - April (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Deep Buffer ETF - April	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[38]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.72% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.46%
Changes in other Variables	5.12%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 16, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (4/16/21)
FT Vest U.S. Equity Deep Buffer ETF - April	8.72%	6.03%	6.27%
S&P 500® Index	20.38%	12.79%	13.58%

Performance Inception Date	Apr. 16, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/DAPR for more recent performance information.
Net Assets	$ 321,837,994
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,491,149
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$321,837,994
Total number of portfolio holdings	5
Total advisory fee paid	$2,491,149
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	103.7%
Written Options	(4.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/DAPR
C000227373 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Innovation Leaders ETF
Class Name	First Trust Innovation Leaders ETF
Trading Symbol	ILDR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Innovation Leaders ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ILDR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ILDR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Innovation Leaders ETF	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 27.81% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the Russell 3000® Growth Index, which returned 11.04% for the same Period.
This outperformance was driven by semiconductor companies benefiting from heightened demand associated with a wave of global artificial intelligence adoption. Micron Technology, Inc., Marvell Technology, Inc., and Advanced Micro Devices, Inc., returned 706.88%, 237.38% and 189.43%, respectively. For the Period, these three stocks accounted for over 13.1% of the Fund’s 16.77% outperformance. Heightened demand enabled these companies to pass along price increases, which boosted earnings as margins expanded. The demand environment remains attractive, and the Fund continues to have meaningful exposure to these stocks.
While returns benefited most from exposure to semiconductor technologies being deployed in support of data center construction, the Fund also saw positive contributions from companies in the industrial, health care and utilities sectors. The industrial and utilities allocations contributed 4.26% to relative returns, as the data center buildout increased demand for power and industrial goods utilized in the modernization and deployment of electrical systems. Siemens Energy AG was up 57.88% on strong demand for natural gas generation, and Schneider Electric SE was up 41.10% on strong demand for its electrical power solutions. Within utilities and industrials, performance was broadly satisfactory, with the exception of exposure to the nuclear theme, which did not generate attractive returns. The rush to deploy power has benefited currently deployed assets or fast-to-power natural gas generation, which has negatively affected nuclear-exposed technologies. Health care returns for the Period were attractive, as Amicus Therapeutics, Inc., and 89Bio, Inc. returned 88.07% and 62.79%, respectively. Amicus Therapeutics, Inc. was acquired by BioMarin Pharmaceutical, Inc. as BioMarin sought to further its rare disease portfolio. 89Bio, Inc. was acquired by Roche Holding AG at an attractive premium to its trading price before the announcement.
Negative contributors included fintech companies and software companies. Fintech was broadly weak as traditional financial companies benefited from increasing rates and a strong initial public offering market. We perceive financial technology as continuing to innovate and provide groundbreaking new abilities, but increased debt issuances and higher yields lend themselves to more favorable conditions for legacy banking. Software was weak for the Period as the market grew skittish about software providers amid concerns that artificial intelligence could enable the development and deployment of new solutions by software developers at a much faster cadence. It has also enabled employees not typically able to code to create new applications and solutions in a manner previously unavailable. As a result, disruption to existing software vendors contributed to negative returns of 59.95% and 33.30% for Atlassian Corp. and Oracle Corp., respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 25, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (5/25/21)
First Trust Innovation Leaders ETF	27.81%	10.99%	13.25%
Russell 3000® Growth Index	11.04%	11.44%	13.49%
Russell 3000® Index	20.10%	11.80%	12.78%

Performance Inception Date	May 25, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/ILDR for more recent performance information.
Net Assets	$ 324,198,830
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,743,104
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$324,198,830
Total number of portfolio holdings	82
Total advisory fee paid	$1,743,104
Portfolio turnover rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	9.8%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class A	4.7%
Advanced Micro Devices, Inc.	4.3%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	3.1%
Marvell Technology, Inc.	2.7%
Oracle Corp.	2.7%
Micron Technology, Inc.	2.7%
Arista Networks, Inc.	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp.	9.8%
Amazon.com, Inc.	5.5%
Alphabet, Inc., Class A	4.7%
Advanced Micro Devices, Inc.	4.3%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	3.1%
Marvell Technology, Inc.	2.7%
Oracle Corp.	2.7%
Micron Technology, Inc.	2.7%
Arista Networks, Inc.	2.4%

C000227615 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Expanded Technology ETF
Class Name	First Trust Expanded Technology ETF
Trading Symbol	XPND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Expanded Technology ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XPND. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XPND
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Expanded Technology ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.39% for the 12 months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Information Technology Index, which returned 33.65% for the same Period.
The Fund posted underperformance relative to the benchmark in eight of the eleven industries represented. The Communication Services sector, which represented about 20.00% of the Fund through four industries, was the largest detractor from relative performance. The Fund’s largest negative contributors to relative performance from Communications Services included Netflix, Inc. (-32.92%), T-Mobile US, Inc. (-26.90%), and Meta Platforms, Inc., Class A (-18.91%). The Financials sector, which represented about 9.00% of the Fund through one industry, also underperformed the benchmark. The Fund had strong performances from many positions representing multiple industries. Positions that contributed positively to relative performance included Lam Research Corporation (+202.70%), Marvell Technology, Inc. (+111.54%), KLA Corporation (+102.29%), Cisco Systems, Inc. (+63.21%), and Alphabet Inc., Class A (+59.84%).
The Fund’s weighting methodology is designed to minimize single-stock risk. The Fund caps the weight of individual securities at a maximum of 4.50% at the time of rebalance, which caused the Fund to be structurally underweight the Information Technology sector’s two largest contributors. Semiconductor company, NVIDIA Corporation (NVDA) returned 26.92%, while Technology Hardware company, Apple Inc. (AAPL) returned 37.00%. Together, NVIDIA and AAPL accounted for over 40.00% of the benchmark’s weighting.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 14, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (6/14/21)
First Trust Expanded Technology ETF	15.39%	12.65%	13.85%
S&P 500® Information Technology Index	33.65%	21.01%	22.49%
S&P 500® Index	20.38%	12.79%	13.62%

Performance Inception Date	Jun. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XPND for more recent performance information.
Net Assets	$ 39,351,926
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 273,482
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$39,351,926
Total number of portfolio holdings	51
Total advisory fee paid	$273,482
Portfolio turnover rate	52%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Mastercard, Inc., Class A	5.6%
Palantir Technologies, Inc., Class A	5.5%
Visa, Inc., Class A	5.4%
NVIDIA Corp.	4.9%
Applied Materials, Inc.	4.7%
Apple, Inc.	4.7%
Lam Research Corp.	4.4%
Netflix, Inc.	4.4%
Palo Alto Networks, Inc.	4.3%
Cisco Systems, Inc.	4.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mastercard, Inc., Class A	5.6%
Palantir Technologies, Inc., Class A	5.5%
Visa, Inc., Class A	5.4%
NVIDIA Corp.	4.9%
Applied Materials, Inc.	4.7%
Apple, Inc.	4.7%
Lam Research Corp.	4.4%
Netflix, Inc.	4.4%
Palo Alto Networks, Inc.	4.3%
Cisco Systems, Inc.	4.3%

C000227832 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - June
Class Name	FT Vest Nasdaq-100® Buffer ETF - June
Trading Symbol	QJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - June (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - June	$96	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%	[39]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.42% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	10.93%
Changes in other Variables	0.40%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 18, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (6/18/21)
FT Vest Nasdaq-100® Buffer ETF - June	10.42%	9.83%	10.56%
Nasdaq-100 Index®	26.61%	14.46%	16.18%
S&P 500® Index	20.38%	12.79%	14.10%

Performance Inception Date	Jun. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QJUN for more recent performance information.
Net Assets	$ 715,204,353
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 5,576,054
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$715,204,353
Total number of portfolio holdings	5
Total advisory fee paid	$5,576,054
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	104.0%
Written Options	(5.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QJUN
C000227834 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - June
Class Name	FT Vest International Equity Moderate Buffer ETF - June
Trading Symbol	YJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - June	$96	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%	[40]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.95% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 21.62% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.90%
Changes in other Variables	3.96%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares MSCI EAFE ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 18, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	5 Year	Since Inception (6/18/21)
FT Vest International Equity Moderate Buffer ETF - June	10.95%	6.09%	6.34%
MSCI EAFE Index	21.62%	9.35%	9.48%

Performance Inception Date	Jun. 18, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YJUN for more recent performance information.
Net Assets	$ 145,571,169
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,319,931
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$145,571,169
Total number of portfolio holdings	5
Total advisory fee paid	$1,319,931
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	102.2%
Written Options	(3.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YJUN
C000230294 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Buffer ETF - September
Class Name	FT Vest Nasdaq-100® Buffer ETF - September
Trading Symbol	QSPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Buffer ETF - September (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QSPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QSPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Buffer ETF - September	$99	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%	[41]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.77% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	12.59%
Changes in other Variables	5.09%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 17, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (9/17/21)
FT Vest Nasdaq-100® Buffer ETF - September	16.77%	12.16%
Nasdaq-100 Index®	26.61%	14.97%
S&P 500® Index	20.38%	13.36%

Performance Inception Date	Sep. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QSPT for more recent performance information.
Net Assets	$ 648,741,299
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 4,878,494
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$648,741,299
Total number of portfolio holdings	5
Total advisory fee paid	$4,878,494
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.3%
Purchased Options	103.0%
Written Options	(3.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QSPT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QSPT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QSPT
C000230296 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest International Equity Moderate Buffer ETF - September
Class Name	FT Vest International Equity Moderate Buffer ETF - September
Trading Symbol	YSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest International Equity Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/YSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/YSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest International Equity Moderate Buffer ETF - September	$97	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[42]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.89% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 21.62% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.54%
Changes in other Variables	5.26%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares MSCI EAFE ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 17, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (9/17/21)
FT Vest International Equity Moderate Buffer ETF - September	13.89%	7.36%
MSCI EAFE Index	21.62%	9.50%

Performance Inception Date	Sep. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/YSEP for more recent performance information.
Net Assets	$ 124,813,253
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,093,451
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$124,813,253
Total number of portfolio holdings	5
Total advisory fee paid	$1,093,451
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	102.5%
Written Options	(2.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/YSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/YSEP
C000230301 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
Trading Symbol	XDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[43]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.90% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.19%
Changes in other Variables	-8.43%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 17, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (12/17/21)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December	9.90%	8.02%
S&P 500® Index	20.38%	13.03%

Performance Inception Date	Dec. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XDEC for more recent performance information.
Net Assets	$ 203,911,956
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,577,102
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$203,911,956
Total number of portfolio holdings	6
Total advisory fee paid	$1,577,102
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	118.1%
Written Options	(18.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XDEC
C000230351 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SkyBridge Crypto Industry and Digital Economy ETF
Class Name	First Trust SkyBridge Crypto Industry and Digital Economy ETF
Trading Symbol	CRPT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust SkyBridge Crypto Industry and Digital Economy ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/CRPT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/CRPT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SkyBridge Crypto Industry and Digital Economy ETF	$74	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.86%	[44]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned -28.43% for the 12 months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was driven by the Fund’s exposure to crypto industry equities (for example, Strategy, Inc.) and Bitcoin exchange-traded-products (for example, the iShares Bitcoin Trust ETF) that experienced a decrease in value driven by crypto industry weakness and Bitcoin’s decrease in price over the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 20, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (9/20/21)
First Trust SkyBridge Crypto Industry and Digital Economy ETF	-28.43%	-4.19%
S&P 500® Index	20.38%	13.77%

Performance Inception Date	Sep. 20, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/CRPT for more recent performance information.
Net Assets	$ 110,545,007
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 971,478
Investment Company Portfolio Turnover	299.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$110,545,007
Total number of portfolio holdings	24
Total advisory fee paid	$971,478
Portfolio turnover rate	299%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Metaplanet, Inc.	12.2%
Robinhood Markets, Inc., Class A	8.5%
iShares Bitcoin Trust ETF	5.1%
Fidelity Wise Origin Bitcoin Fund	4.7%
Galaxy Digital, Inc., Class A	4.6%
Strive, Inc., Class A	4.5%
Strategy, Inc.	4.5%
Coinbase Global, Inc., Class A	4.4%
JPMorgan Chase & Co.	4.4%
Visa, Inc., Class A	4.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Metaplanet, Inc.	12.2%
Robinhood Markets, Inc., Class A	8.5%
iShares Bitcoin Trust ETF	5.1%
Fidelity Wise Origin Bitcoin Fund	4.7%
Galaxy Digital, Inc., Class A	4.6%
Strive, Inc., Class A	4.5%
Strategy, Inc.	4.5%
Coinbase Global, Inc., Class A	4.4%
JPMorgan Chase & Co.	4.4%
Visa, Inc., Class A	4.4%

C000230440 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Manager Small Cap Opportunities ETF
Class Name	First Trust Multi-Manager Small Cap Opportunities ETF
Trading Symbol	MMSC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Manager Small Cap Opportunities ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MMSC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MMSC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Manager Small Cap Opportunities ETF	$107	0.95%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.11% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the Russell 2000® Growth Index, which returned 23.25% for the same Period.
Outperformance versus the benchmark was driven in part by off-benchmark positions in MACOM Technology Solutions Holdings, Inc., Ciena Corporation and Lumentum Holdings Inc., which were among the largest contributors to relative performance as the stocks rallied significantly on AI-driven optimism. Security selection within the Healthcare sector was another contributor to relative performance, as the Fund’s holdings outperformed those in the benchmark. Some of the larger contributors in the sector included overweight positions in Crinetics Pharmaceuticals, Inc., Twist Bioscience Corporation and Spyre Therapeutics, Inc., which outperformed the benchmark. On the other hand, the largest detractor from relative performance was security selection within the Consumer Discretionary sector, where the Fund’s holdings declined meaningfully more than those in the benchmark.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 13, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (10/13/21)
First Trust Multi-Manager Small Cap Opportunities ETF	26.11%	6.92%
Russell 2000® Growth Index	23.25%	5.77%
Russell 3000® Index	20.10%	12.80%

Performance Inception Date	Oct. 13, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/MMSC for more recent performance information.
Net Assets	$ 52,944,993
Holdings Count | Holding	203
Advisory Fees Paid, Amount	$ 400,169
Investment Company Portfolio Turnover	110.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$52,944,993
Total number of portfolio holdings	203
Total advisory fee paid	$400,169
Portfolio turnover rate	110%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Twist Bioscience Corp.	1.8%
JFrog Ltd.	1.7%
Xometry, Inc., Class A	1.6%
Travere Therapeutics, Inc.	1.6%
Zeta Global Holdings Corp., Class A	1.5%
FirstCash Holdings, Inc.	1.4%
Guardant Health, Inc.	1.2%
VSE Corp.	1.2%
Praxis Precision Medicines, Inc.	1.1%
Protagonist Therapeutics, Inc.	1.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Twist Bioscience Corp.	1.8%
JFrog Ltd.	1.7%
Xometry, Inc., Class A	1.6%
Travere Therapeutics, Inc.	1.6%
Zeta Global Holdings Corp., Class A	1.5%
FirstCash Holdings, Inc.	1.4%
Guardant Health, Inc.	1.2%
VSE Corp.	1.2%
Praxis Precision Medicines, Inc.	1.1%
Protagonist Therapeutics, Inc.	1.0%

C000231328 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Growth ETF
Class Name	FT Vest Buffered Allocation Growth ETF
Trading Symbol	BUFG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Buffered Allocation Growth ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Growth ETF	$22(1)	0.21%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.

Expenses Paid, Amount	$ 22	[45]
Expense Ratio, Percent	0.21%	[45],[46]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
Expenses Excluding Extraordinary Expenses, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.50% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.03%
Changes in other Variables	6.60%
Fees and Expenses**	-1.13%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options            (“FLEX Options”) held by the funds in the Fund’s portfolio reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 26, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Growth ETF	13.50%	8.66%
S&P 500® Index	20.38%	12.91%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFG for more recent performance information.
Net Assets	$ 332,180,807
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 608,678
Investment Company Portfolio Turnover	204.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$332,180,807
Total number of portfolio holdings	8
Total advisory fee paid	$608,678
Portfolio turnover rate	204%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000231330 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Buffered Allocation Defensive ETF
Class Name	FT Vest Buffered Allocation Defensive ETF
Trading Symbol	BUFT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Buffered Allocation Defensive ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Buffered Allocation Defensive ETF	$22(1)	0.21%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.

Expenses Paid, Amount	$ 22	[47]
Expense Ratio, Percent	0.21%	[47],[48]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
Expenses Excluding Extraordinary Expenses, Percent	0.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.76% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	15.61%
Changes in other Variables	-4.64%
Fees and Expenses**	-1.21%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options            (“FLEX Options”) held by the funds in the Fund’s portfolio reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 26, 2021 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (10/26/21)
FT Vest Buffered Allocation Defensive ETF	9.76%	5.82%
S&P 500® Index	20.38%	12.91%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFT for more recent performance information.
Net Assets	$ 160,550,135
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 282,638
Investment Company Portfolio Turnover	235.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$160,550,135
Total number of portfolio holdings	8
Total advisory fee paid	$282,638
Portfolio turnover rate	235%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000236305 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Nasdaq Buffer ETF
Class Name	FT Vest Laddered Nasdaq Buffer ETF
Trading Symbol	BUFQ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Nasdaq Buffer ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFQ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFQ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Nasdaq Buffer ETF	$12(1)	0.11%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.

Expenses Paid, Amount	$ 12	[49]
Expense Ratio, Percent	0.11%	[49],[50]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
Expenses Excluding Extraordinary Expenses, Percent	0.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.66% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	11.00%
Changes in other Variables	6.67%
Fees and Expenses**	-1.01%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in the Fund’s portfolio that reference the price performance of the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 15, 2022 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (6/15/22)
FT Vest Laddered Nasdaq Buffer ETF	16.66%	17.04%
Nasdaq-100 Index®	26.61%	25.76%
S&P 500® Index	20.38%	19.97%

Performance Inception Date	Jun. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFQ for more recent performance information.
Net Assets	$ 1,612,190,896
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,268,184
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,612,190,896
Total number of portfolio holdings	5
Total advisory fee paid	$1,268,184
Portfolio turnover rate	2%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000237796 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Trading Symbol	XSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[51]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.89% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	18.88%
Changes in other Variables	-9.13%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 21, 2022 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (9/21/22)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September	8.89%	10.71%
S&P 500® Index	20.38%	21.34%

Performance Inception Date	Sep. 21, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XSEP for more recent performance information.
Net Assets	$ 136,393,453
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 983,986
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$136,393,453
Total number of portfolio holdings	6
Total advisory fee paid	$983,986
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	119.5%
Written Options	(19.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XSEP
C000239915 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small Cap Moderate Buffer ETF - May
Class Name	FT Vest U.S. Small Cap Moderate Buffer ETF - May
Trading Symbol	SMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - May	$97	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[52]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.69% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 26.46% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.47%
Changes in other Variables	6.13%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares Russell 2000 ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 19, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - May	13.69%	11.23%
Russell 2000® Index	26.46%	18.44%
Russell 3000® Index	20.10%	21.56%

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SMAY for more recent performance information.
Net Assets	$ 112,478,968
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 869,154
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$112,478,968
Total number of portfolio holdings	5
Total advisory fee paid	$869,154
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	103.2%
Written Options	(4.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SMAY
C000240186 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - January
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - January
Trading Symbol	GJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - January (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - January	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[53]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.92% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.70%
Changes in other Variables	5.08%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 20, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (1/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - January	11.92%	12.43%
S&P 500® Index	20.38%	21.72%

Performance Inception Date	Jan. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJAN for more recent performance information.
Net Assets	$ 438,611,271
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,527,290
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$438,611,271
Total number of portfolio holdings	5
Total advisory fee paid	$3,527,290
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.6%
Written Options	(4.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJAN
C000240568 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Multi-Strategy Alternative ETF
Class Name	First Trust Multi-Strategy Alternative ETF
Trading Symbol	LALT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust Multi-Strategy Alternative ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LALT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LALT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Multi-Strategy Alternative ETF	$26(1)	0.24%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.20%.

Expenses Paid, Amount	$ 26	[54]
Expense Ratio, Percent	0.24%	[54],[55]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.72% for the 12 months ended August 31, 2026. The Fund outperformed its benchmark, the ICE BofA US 3-Month Treasury Bill Index, which returned 3.71% for the same Period.
This outperformance was the result of the underlying exchange-traded fund (“ETF”) holdings, on average, outperforming the benchmark during the Period.
U.S. equities, as measured by the S&P 500® Index, rallied during the Period, gaining 20.38%. This was beneficial to alternative strategies that derive part of their return from the U.S. equity markets. Strong corporate earnings were the primary driver of the positive equity performance, along with a U.S. economy that has largely shrugged off increased inflation resulting from the hostilities in the Middle East. This increase in inflation led to speculation about possible Federal Reserve rate hikes later in 2026, which, in turn, raised yields and was a drag on the performance of fixed income-related strategies during the Period. Two-year Treasury rates increased modestly during the Period, rising from 3.62% on August 31, 2025 to 4.34% on August 31, 2026. Over the same Period, 10-year Treasury rates rose from 4.23% to 4.75%. Commodity prices increased significantly, with an overall gain of 42.79% for the Period, as measured by the Bloomberg Commodity Index. The increase in commodities was led by energy, which returned well over 50% during the Period, although each of the other commodity subindexes (precious metals, industrial metals, and agriculture) also posted double-digit positive returns.
The largest source of performance during the Period was the First Trust Alternative Absolute Return Strategy ETF (“FAAR”), which returned 15.58% and contributed 3.76% to the Fund’s overall return. The Fund’s second biggest contribution to performance came from the First Trust Long/Short Equity ETF (“FTLS”), which returned 13.78% over the Period and contributed 2.93% to the Fund’s overall return. FAAR and FTLS had the largest average weight (21.55%) and third-largest average weight (20.33%) in the Fund during the Period, respectively. Also contributing at least 1% to the Fund’s performance during the Period were the following three holdings:
Fund	Ticker	Contribution to the Fund’s Return	Total Return During Period	Average Weight
First Trust Global Tactical Commodity Strategy Fund	FTGC	2.71%	44.80%	6.97%
First Trust Managed Futures Strategy Fund	FMF	2.62%	12.02%	21.48%
iShares Gold Trust	IAU	2.16%	15.99%	5.93%
The biggest change in positioning during the Period occurred in March of 2026, when the Franklin Systematic Style Premia ETF (“FLSP”) replaced the First Trust Merger Arbitrage ETF (“MARB”). Additionally, the Fund exited iShares Gold Trust (“IAU”) in June 2026, while increasing allocations to FLSP and FTLS. Overall, the weights of the equity-related and commodity strategies declined by 6.6% and 6.5%, respectively, during the Period. The exit from MARB explains the decrease in equity-related exposure. In the commodity space, FTGC offset some of the reduction stemming from the exit from IAU, as FTGC increased 3.0%, growing from 6.0% at the beginning of the Period to an ending weight of 9.0%. Multi-strategy (9.5%) and fixed income (3.9%) were strategies that saw increased allocations. FLSP’s addition to the portfolio accounted for the increase in the Fund’s multi-strategy allocation. Within fixed income, First Trust Low Duration Opportunities ETF (LMBS) accounted for virtually all of the increase, rising from 6.3% at the end of August 2025 to 10.3% as of the last day of the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 31, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (1/31/23)
First Trust Multi-Strategy Alternative ETF	14.72%	8.31%
ICE BofA US 3-Month Treasury Bill Index	3.71%	4.61%
S&P 500® Index	20.38%	21.04%

Performance Inception Date	Jan. 31, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/LALT for more recent performance information.
Net Assets	$ 343,479,153
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 175,721
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$343,479,153
Total number of portfolio holdings	7
Total advisory fee paid	$175,721
Portfolio turnover rate	16%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Net Other Assets and Liabilities	0.1%
Total	100.0%

C000240892 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - February
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - February
Trading Symbol	GFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - February	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[56]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.31% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.20%
Changes in other Variables	5.97%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 17, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (2/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - February	12.31%	12.82%
S&P 500® Index	20.38%	21.27%

Performance Inception Date	Feb. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GFEB for more recent performance information.
Net Assets	$ 381,623,365
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,926,602
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$381,623,365
Total number of portfolio holdings	5
Total advisory fee paid	$2,926,602
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	104.6%
Written Options	(5.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GFEB
C000241255 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March
Trading Symbol	XMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[57]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.61% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.83%
Changes in other Variables	-7.36%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March	11.61%	11.70%
S&P 500® Index	20.38%	23.18%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XMAR for more recent performance information.
Net Assets	$ 154,229,930
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 1,341,012
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$154,229,930
Total number of portfolio holdings	6
Total advisory fee paid	$1,341,012
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	129.4%
Written Options	(30.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XMAR
C000241257 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - March
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - March
Trading Symbol	GMAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - March (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - March	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[58]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.43% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.61%
Changes in other Variables	9.68%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 17, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (3/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - March	13.43%	12.90%
S&P 500® Index	20.38%	23.18%

Performance Inception Date	Mar. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GMAR for more recent performance information.
Net Assets	$ 399,022,620
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,325,077
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$399,022,620
Total number of portfolio holdings	5
Total advisory fee paid	$3,325,077
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	108.5%
Written Options	(9.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GMAR
C000241464 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - April
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - April
Trading Symbol	GAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - April (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - April	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[59]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.14% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.57%
Changes in other Variables	5.43%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 21, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (4/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - April	9.14%	11.26%
S&P 500® Index	20.38%	21.90%

Performance Inception Date	Apr. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GAPR for more recent performance information.
Net Assets	$ 294,262,919
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,248,273
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$294,262,919
Total number of portfolio holdings	5
Total advisory fee paid	$2,248,273
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	104.0%
Written Options	(4.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GAPR
C000241937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - May
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - May
Trading Symbol	GMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - May	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[60]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.70% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	6.79%
Changes in other Variables	3.77%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 19, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (5/19/23)
FT Vest U.S. Equity Moderate Buffer ETF - May	9.70%	12.11%
S&P 500® Index	20.38%	21.89%

Performance Inception Date	May 19, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GMAY for more recent performance information.
Net Assets	$ 516,658,929
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,075,888
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$516,658,929
Total number of portfolio holdings	5
Total advisory fee paid	$3,075,888
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	102.5%
Written Options	(3.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GMAY
C000242927 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - August
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - August
Trading Symbol	GAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - August	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[61]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.08% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.27%
Changes in other Variables	4.67%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Moderate Buffer ETF - August	11.08%	12.21%
S&P 500® Index	20.38%	22.04%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GAUG for more recent performance information.
Net Assets	$ 389,485,512
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,581,055
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$389,485,512
Total number of portfolio holdings	5
Total advisory fee paid	$2,581,055
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.2%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GAUG
C000242928 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - July
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - July
Trading Symbol	GJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - July	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[62]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.58% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.08%
Changes in other Variables	5.36%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Moderate Buffer ETF - July	11.58%	12.63%
S&P 500® Index	20.38%	20.05%

Performance Inception Date	Jul. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJUL for more recent performance information.
Net Assets	$ 409,640,781
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,708,899
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$409,640,781
Total number of portfolio holdings	5
Total advisory fee paid	$3,708,899
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	103.3%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJUL
C000242929 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - June
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - June
Trading Symbol	GJUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - June (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GJUN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GJUN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - June	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[63]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.19% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	5.90%
Changes in other Variables	4.15%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 16, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (6/16/23)
FT Vest U.S. Equity Moderate Buffer ETF - June	9.19%	11.15%
S&P 500® Index	20.38%	20.49%

Performance Inception Date	Jun. 16, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GJUN for more recent performance information.
Net Assets	$ 534,738,611
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,197,952
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$534,738,611
Total number of portfolio holdings	5
Total advisory fee paid	$3,197,952
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	102.8%
Written Options	(3.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GJUN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GJUN
C000242934 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - December
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - December
Trading Symbol	GDEC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - December (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GDEC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GDEC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - December	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[64]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.51% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.98%
Changes in other Variables	5.39%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (12/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - December	12.51%	11.79%
S&P 500® Index	20.38%	21.26%

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GDEC for more recent performance information.
Net Assets	$ 427,760,438
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,369,790
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$427,760,438
Total number of portfolio holdings	5
Total advisory fee paid	$3,369,790
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	103.8%
Written Options	(4.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GDEC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GDEC
C000242935 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - November
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - November
Trading Symbol	GNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - November	$92	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%	[65]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.82% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.68%
Changes in other Variables	7.00%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Equity Moderate Buffer ETF - November	13.82%	12.58%
S&P 500® Index	20.38%	22.62%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GNOV for more recent performance information.
Net Assets	$ 296,413,121
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,471,856
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$296,413,121
Total number of portfolio holdings	5
Total advisory fee paid	$2,471,856
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	104.9%
Written Options	(5.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GNOV
C000242936 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - October
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - October
Trading Symbol	GOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - October (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - October	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[66]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.70% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.06%
Changes in other Variables	5.50%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 20, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (10/20/23)
FT Vest U.S. Equity Moderate Buffer ETF - October	12.70%	12.42%
S&P 500® Index	20.38%	24.88%

Performance Inception Date	Oct. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GOCT for more recent performance information.
Net Assets	$ 264,085,866
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 2,508,479
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$264,085,866
Total number of portfolio holdings	5
Total advisory fee paid	$2,508,479
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	103.9%
Written Options	(4.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
On October 19, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of each new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GOCT
C000242937 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Moderate Buffer ETF - September
Class Name	FT Vest U.S. Equity Moderate Buffer ETF - September
Trading Symbol	GSEP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Moderate Buffer ETF - September (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/GSEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/GSEP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Moderate Buffer ETF - September	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.06% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.84%
Changes in other Variables	4.07%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 15, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (9/15/23)
FT Vest U.S. Equity Moderate Buffer ETF - September	11.06%	11.72%
S&P 500® Index	20.38%	21.86%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/GSEP for more recent performance information.
Net Assets	$ 342,175,644
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 3,559,847
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$342,175,644
Total number of portfolio holdings	5
Total advisory fee paid	$3,559,847
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.2%
Purchased Options	103.7%
Written Options	(3.9%)
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/GSEP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/GSEP
C000243241 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Moderate Buffer ETF
Class Name	FT Vest Laddered Moderate Buffer ETF
Trading Symbol	BUFZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Moderate Buffer ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFZ
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Moderate Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 11	[67]
Expense Ratio, Percent	0.10%	[67]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.40% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	6.89%
Changes in other Variables	5.46%
Fees and Expenses**	-0.95%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options            (“FLEX Options”) held by the funds in the Fund’s portfolio reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 25, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (10/25/23)
FT Vest Laddered Moderate Buffer ETF	11.40%	13.52%
S&P 500® Index	20.38%	25.40%

Performance Inception Date	Oct. 25, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFZ for more recent performance information.
Net Assets	$ 1,056,603,442
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 838,225
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$1,056,603,442
Total number of portfolio holdings	13
Total advisory fee paid	$838,225
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000243421 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August
Trading Symbol	XAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[68]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.15% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.20%
Changes in other Variables	-9.19%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August	9.15%	9.97%
S&P 500® Index	20.38%	22.04%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XAUG for more recent performance information.
Net Assets	$ 25,747,093
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 280,798
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$25,747,093
Total number of portfolio holdings	6
Total advisory fee paid	$280,798
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	111.7%
Written Options	(12.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XAUG
C000243422 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July
Trading Symbol	XJUL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJUL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJUL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[69]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.70% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.32%
Changes in other Variables	-8.76%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 21, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (7/21/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July	9.70%	10.21%
S&P 500® Index	20.38%	20.05%

Performance Inception Date	Jul. 21, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJUL for more recent performance information.
Net Assets	$ 42,663,657
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 445,366
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$42,663,657
Total number of portfolio holdings	6
Total advisory fee paid	$445,366
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	113.5%
Written Options	(14.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJUL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJUL
C000244041 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small Cap Moderate Buffer ETF - August
Class Name	FT Vest U.S. Small Cap Moderate Buffer ETF - August
Trading Symbol	SAUG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SAUG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SAUG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - August	$97	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[70]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.91% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 26.46% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.30%
Changes in other Variables	5.52%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares Russell 2000 ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 18, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (8/18/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - August	12.91%	11.70%
Russell 2000® Index	26.46%	18.09%
Russell 3000® Index	20.10%	21.63%

Performance Inception Date	Aug. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SAUG for more recent performance information.
Net Assets	$ 117,187,288
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 926,240
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$117,187,288
Total number of portfolio holdings	5
Total advisory fee paid	$926,240
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	103.9%
Written Options	(5.0%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SAUG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SAUG
C000244790 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - September
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - September
Trading Symbol	XISE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - September (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XISE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XISE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - September	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%	[71]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.26% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	2.69%
Changes in other Variables	4.43%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 15, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (9/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - September	6.26%	6.63%
S&P 500® Index	20.38%	21.86%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XISE for more recent performance information.
Net Assets	$ 35,771,649
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 415,373
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$35,771,649
Total number of portfolio holdings	6
Total advisory fee paid	$415,373
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	0.5%
Money Market Funds	0.8%
Purchased Options	114.2%
Written Options	(15.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XISE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s target income level was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XISE or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XISE
C000245572 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Trading Symbol	XAPR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XAPR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XAPR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.12% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.69%
Changes in other Variables	-10.72%
Fees and Expenses	-0.85%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (4/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April	8.12%	11.55%
S&P 500® Index	20.38%	21.78%

Performance Inception Date	Apr. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XAPR for more recent performance information.
Net Assets	$ 29,822,394
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 350,537
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$29,822,394
Total number of portfolio holdings	6
Total advisory fee paid	$350,537
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	116.3%
Written Options	(17.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XAPR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XAPR
C000245573 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
Trading Symbol	XFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[72]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.99% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.33%
Changes in other Variables	-8.48%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 16, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (2/16/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February	9.99%	9.89%
S&P 500® Index	20.38%	19.93%

Performance Inception Date	Feb. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XFEB for more recent performance information.
Net Assets	$ 29,515,905
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 320,578
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$29,515,905
Total number of portfolio holdings	6
Total advisory fee paid	$320,578
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	118.8%
Written Options	(19.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XFEB
C000245574 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January
Trading Symbol	XJAN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XJAN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XJAN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[73]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.67% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.14%
Changes in other Variables	-8.61%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 19, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (1/19/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January	9.67%	9.49%
S&P 500® Index	20.38%	20.90%

Performance Inception Date	Jan. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XJAN for more recent performance information.
Net Assets	$ 40,110,446
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 398,226
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$40,110,446
Total number of portfolio holdings	6
Total advisory fee paid	$398,226
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	116.8%
Written Options	(17.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XJAN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XJAN
C000245575 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Trading Symbol	XMAY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XMAY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XMAY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[74]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 8.46% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.50%
Changes in other Variables	-10.18%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 17, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (5/17/24)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May	8.46%	9.89%
S&P 500® Index	20.38%	19.07%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XMAY for more recent performance information.
Net Assets	$ 19,320,115
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 168,542
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$19,320,115
Total number of portfolio holdings	6
Total advisory fee paid	$168,542
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	112.0%
Written Options	(12.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XMAY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XMAY
C000245576 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November
Trading Symbol	XNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	$91	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%	[75]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.97% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.49%
Changes in other Variables	-7.66%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November	10.97%	10.27%
S&P 500® Index	20.38%	22.62%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XNOV for more recent performance information.
Net Assets	$ 57,373,102
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 254,293
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$57,373,102
Total number of portfolio holdings	6
Total advisory fee paid	$254,293
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	122.4%
Written Options	(22.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XNOV
C000245577 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October
Class Name	FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October
Trading Symbol	XOCT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XOCT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XOCT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	$90	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%	[76]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.96% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.20%
Changes in other Variables	-8.38%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 20, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (10/20/23)
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October	9.96%	10.30%
S&P 500® Index	20.38%	24.88%

Performance Inception Date	Oct. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XOCT for more recent performance information.
Net Assets	$ 73,314,408
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 699,170
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$73,314,408
Total number of portfolio holdings	6
Total advisory fee paid	$699,170
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	119.9%
Written Options	(20.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XOCT or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XOCT
C000246128 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small Cap Moderate Buffer ETF - November
Class Name	FT Vest U.S. Small Cap Moderate Buffer ETF - November
Trading Symbol	SNOV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SNOV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SNOV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - November	$97	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[77]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 13.40% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 26.46% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	11.48%
Changes in other Variables	2.83%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares Russell 2000 ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 17, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (11/17/23)
FT Vest U.S. Small Cap Moderate Buffer ETF - November	13.40%	12.16%
Russell 2000® Index	26.46%	21.15%
Russell 3000® Index	20.10%	22.37%

Performance Inception Date	Nov. 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SNOV for more recent performance information.
Net Assets	$ 114,130,678
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 1,043,719
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$114,130,678
Total number of portfolio holdings	5
Total advisory fee paid	$1,043,719
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	107.6%
Written Options	(7.9%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SNOV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SNOV
C000246681 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Class Name	FT Vest U.S. EquityBuffer & Premium Income ETF - December
Trading Symbol	XIDE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - December (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIDE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIDE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - December	$79(1)	0.76%(1)
(1)	Includes extraordinary expenses and reimbursement by the sub-advisor. If these extraordinary expenses and reimbursement were not included, the amounts shown would be $88 and 0.85%, respectively.

Expenses Paid, Amount	$ 79	[78]
Expense Ratio, Percent	0.76%	[78]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses and reimbursement by the sub-advisor. If these extraordinary expenses and reimbursement were not included, the amounts shown would be $88 and 0.85%, respectively.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.67% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	2.56%
Changes in other Variables	4.87%
Fees and Expenses	-0.76%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 15, 2023 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (12/15/23)
FT Vest U.S. Equity Buffer & Premium Income ETF - December	6.67%	6.88%
S&P 500® Index	20.38%	21.26%

Performance Inception Date	Dec. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIDE for more recent performance information.
Net Assets	$ 22,823,055
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 200,807
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$22,823,055
Total number of portfolio holdings	8
Total advisory fee paid	$200,807
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	2.0%
Money Market Funds	1.1%
Purchased Options	111.5%
Written Options	(14.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIDE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s target income level was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIDE or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XIDE
C000246916 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Small Cap Moderate Buffer ETF - February
Class Name	FT Vest U.S. Small Cap Moderate Buffer ETF - February
Trading Symbol	SFEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Small Cap Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SFEB. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SFEB
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Small Cap Moderate Buffer ETF - February	$99	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%	[79]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 17.81% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 26.46% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	11.17%
Changes in other Variables	7.55%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the iShares Russell 2000 ETF (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 16, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (2/16/24)
FT Vest U.S. Small Cap Moderate Buffer ETF - February	17.81%	12.18%
Russell 2000® Index	26.46%	17.45%
Russell 3000® Index	20.10%	19.46%

Performance Inception Date	Feb. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/SFEB for more recent performance information.
Net Assets	$ 129,643,072
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 907,231
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$129,643,072
Total number of portfolio holdings	5
Total advisory fee paid	$907,231
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.7%
Purchased Options	103.2%
Written Options	(3.8%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/SFEB or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/SFEB
C000248689 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - March
Trading Symbol	XIMR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - March (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIMR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIMR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - March	$89	0.86%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%	[80]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
Expenses Excluding Extraordinary Expenses, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 7.80% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	1.52%
Changes in other Variables	7.14%
Fees and Expenses	-0.86%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (March 18, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (3/18/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - March	7.80%	7.53%
S&P 500® Index	20.38%	19.21%

Performance Inception Date	Mar. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIMR for more recent performance information.
Net Assets	$ 29,938,532
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 291,600
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$29,938,532
Total number of portfolio holdings	12
Total advisory fee paid	$291,600
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	4.1%
Money Market Funds	1.4%
Purchased Options	116.1%
Written Options	(21.5%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIMR or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s target income level was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIMR or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XIMR
C000248798 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Moderate Buffer ETF - August
Class Name	FT Vest Nasdaq-100® Moderate Buffer ETF - August
Trading Symbol	QMAG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - August (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMAG. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMAG
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - August	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.13% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.04%
Changes in other Variables	5.99%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (August 16, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (8/16/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - August	14.13%	13.51%
Nasdaq-100 Index®	26.61%	23.21%
S&P 500® Index	20.38%	18.72%

Performance Inception Date	Aug. 16, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMAG for more recent performance information.
Net Assets	$ 80,095,196
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 522,880
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$80,095,196
Total number of portfolio holdings	5
Total advisory fee paid	$522,880
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.2%
Purchased Options	105.6%
Written Options	(6.7%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAG or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMAG or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMAG
C000248799 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Moderate Buffer ETF - February
Class Name	FT Vest Nasdaq-100® Moderate Buffer ETF - February
Trading Symbol	QMFE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - February (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMFE. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMFE
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - February	$98	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.91%	[81]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.35% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.72%
Changes in other Variables	8.54%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (February 21, 2025 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (2/21/25)
FT Vest Nasdaq-100® Moderate Buffer ETF - February	16.35%	14.87%
Nasdaq-100 Index®	26.61%	23.37%
S&P 500® Index	20.38%	18.92%

Performance Inception Date	Feb. 21, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/fund-documents/etf/QMFE for more recent performance information.
Net Assets	$ 46,916,022
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 397,041
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$46,916,022
Total number of portfolio holdings	5
Total advisory fee paid	$397,041
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.8%
Purchased Options	108.7%
Written Options	(9.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMFE or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMFE or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMFE
C000248800 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Moderate Buffer ETF - May
Class Name	FT Vest Nasdaq-100® Moderate Buffer ETF - May
Trading Symbol	QMMY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - May (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMMY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMMY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - May	$96	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%	[82]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 10.45% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.03%
Changes in other Variables	2.33%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 17, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (5/17/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - May	10.45%	13.43%
Nasdaq-100 Index®	26.61%	23.25%
S&P 500® Index	20.38%	19.07%

Performance Inception Date	May 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMMY for more recent performance information.
Net Assets	$ 149,911,424
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 842,576
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$149,911,424
Total number of portfolio holdings	5
Total advisory fee paid	$842,576
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.0%
Purchased Options	103.7%
Written Options	(4.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMMY or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMMY or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMMY
C000248801 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Moderate Buffer ETF - November
Class Name	FT Vest Nasdaq-100® Moderate Buffer ETF - November
Trading Symbol	QMNV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Moderate Buffer ETF - November (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QMNV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QMNV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Moderate Buffer ETF - November	$99	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.91%	[83]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 16.61% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.91%
Changes in other Variables	8.61%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (November 15, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (11/15/24)
FT Vest Nasdaq-100® Moderate Buffer ETF - November	16.61%	15.12%
Nasdaq-100 Index®	26.61%	23.62%
S&P 500® Index	20.38%	17.67%

Performance Inception Date	Nov. 15, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QMNV for more recent performance information.
Net Assets	$ 46,007,961
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 471,109
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$46,007,961
Total number of portfolio holdings	5
Total advisory fee paid	$471,109
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.5%
Purchased Options	107.2%
Written Options	(7.6%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMNV or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QMNV or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QMNV
C000248806 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - April
Trading Symbol	QCAP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - April (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCAP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCAP
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - April	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.17% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	4.13%
Changes in other Variables	5.94%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (April 19, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (4/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - April	9.17%	10.55%
Nasdaq-100 Index®	26.61%	26.93%
S&P 500® Index	20.38%	21.78%

Performance Inception Date	Apr. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCAP for more recent performance information.
Net Assets	$ 126,149,295
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 616,635
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$126,149,295
Total number of portfolio holdings	5
Total advisory fee paid	$616,635
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.9%
Purchased Options	107.3%
Written Options	(8.1%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCAP or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCAP or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QCAP
C000248807 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - January
Trading Symbol	QCJA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - January (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJA
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - January	$97	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[84]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.58% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.18%
Changes in other Variables	6.31%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (January 17, 2025 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (1/17/25)
FT Vest Nasdaq-100® Conservative Buffer ETF - January	12.58%	11.67%
Nasdaq-100 Index®	26.61%	22.50%
S&P 500® Index	20.38%	18.00%

Performance Inception Date	Jan. 17, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCJA for more recent performance information.
Net Assets	$ 82,996,266
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 610,663
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$82,996,266
Total number of portfolio holdings	5
Total advisory fee paid	$610,663
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.6%
Purchased Options	107.9%
Written Options	(8.4%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCJA or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCJA or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QCJA
C000248808 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - July
Trading Symbol	QCJL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - July (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCJL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCJL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - July	$97	0.91%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.91%	[85]
Extraordinary Expenses Footnote [Text Block]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
Expenses Excluding Extraordinary Expenses, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.52% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.28%
Changes in other Variables	6.15%
Fees and Expenses	-0.91%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (July 19, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (7/19/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - July	12.52%	12.68%
Nasdaq-100 Index®	26.61%	22.29%
S&P 500® Index	20.38%	18.54%

Performance Inception Date	Jul. 19, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCJL for more recent performance information.
Net Assets	$ 100,228,906
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 657,337
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$100,228,906
Total number of portfolio holdings	5
Total advisory fee paid	$657,337
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	1.1%
Purchased Options	105.3%
Written Options	(6.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCJL or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCJL or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QCJL
C000248809 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Class Name	FT Vest Nasdaq-100® Conservative Buffer ETF - October
Trading Symbol	QCOC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Nasdaq-100® Conservative Buffer ETF - October (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/QCOC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/QCOC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Nasdaq-100® Conservative Buffer ETF - October	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.22% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Nasdaq-100 Index®, which returned 26.61% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	7.74%
Changes in other Variables	5.38%
Fees and Expenses	-0.90%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the Invesco QQQ TrustSM, Series 1 (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (October 18, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (10/18/24)
FT Vest Nasdaq-100® Conservative Buffer ETF - October	12.22%	11.74%
Nasdaq-100 Index®	26.61%	22.81%
S&P 500® Index	20.38%	17.01%

Performance Inception Date	Oct. 18, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/QCOC for more recent performance information.
Net Assets	$ 63,283,031
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 607,069
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$63,283,031
Total number of portfolio holdings	5
Total advisory fee paid	$607,069
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Money Market Funds	0.4%
Purchased Options	106.9%
Written Options	(7.2%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCOC or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s predetermined upside cap on Underlying ETF returns was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/QCOC or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/QCOC
C000249954 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Class Name	FT Vest Laddered Small Cap Moderate Buffer ETF
Trading Symbol	BUFS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Small Cap Moderate Buffer ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Small Cap Moderate Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 11	[86]
Expense Ratio, Percent	0.10%	[86]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 14.28% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the Russell 2000® Index, which returned 26.46% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	9.85%
Changes in other Variables	5.44%
Fees and Expenses**	-1.01%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in the Fund’s portfolio that reference the price performance of the iShares Russell 2000 ETF (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (May 29, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (5/29/24)
FT Vest Laddered Small Cap Moderate Buffer ETF	14.28%	11.19%
Russell 2000® Index	26.46%	19.51%
Russell 3000® Index	20.10%	19.59%

Performance Inception Date	May 29, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFS for more recent performance information.
Net Assets	$ 190,348,824
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 133,754
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$190,348,824
Total number of portfolio holdings	5
Total advisory fee paid	$133,754
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000249956 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered International Moderate Buffer ETF
Class Name	FT Vest Laddered International Moderate Buffer ETF
Trading Symbol	BUFY
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered International Moderate Buffer ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered International Moderate Buffer ETF	$11(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 11	[87]
Expense Ratio, Percent	0.10%	[87]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.05% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the MSCI EAFE Index, which returned 21.62% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	8.31%
Changes in other Variables	4.74%
Fees and Expenses**	-1.00%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options (“FLEX Options”) held by the funds in the Fund’s portfolio that reference the price performance of the iShares MSCI EAFE ETF (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (September 25, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (9/25/24)
FT Vest Laddered International Moderate Buffer ETF	12.05%	10.05%
MSCI EAFE Index	21.62%	18.52%

Performance Inception Date	Sep. 25, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFY for more recent performance information.
Net Assets	$ 163,155,558
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 84,398
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$163,155,558
Total number of portfolio holdings	5
Total advisory fee paid	$84,398
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

C000250352 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Class Name	FT Vest U.S. Equity Buffer & Premium Income ETF - June
Trading Symbol	XIJN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest U.S. Equity Buffer & Premium Income ETF - June (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/XIJN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during or after the reporting period.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/XIJN
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest U.S. Equity Buffer & Premium Income ETF - June	$32(1)	0.31%(1)
(1)	Includes the reimbursement by the sub-advisor. If this reimbursement was not included, the amounts shown would be $89 and 0.85%, respectively.

Expenses Paid, Amount	$ 32	[88]
Expense Ratio, Percent	0.31%	[88]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 6.77% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	1.97%
Changes in other Variables	5.11%
Fees and Expenses	-0.31%
The Fund holds a combination of FLexible EXchange® Options (“FLEX Options”) designed to target the Fund’s objective.
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”) . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 21, 2024 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (6/21/24)
FT Vest U.S. Equity Buffer & Premium Income ETF - June	6.77%	7.28%
S&P 500® Index	20.38%	18.28%

Performance Inception Date	Jun. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/XIJN for more recent performance information.
Net Assets	$ 52,576,879
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 341,238
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$52,576,879
Total number of portfolio holdings	16
Total advisory fee paid	$341,238
Portfolio turnover rate	0%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
U.S. Treasury Bills	6.0%
Money Market Funds	0.8%
Purchased Options	104.6%
Written Options	(11.3%)
Net Other Assets and Liabilities	(0.1%)
Total	100.0%

Material Fund Change [Text Block]
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIJN or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended August 31, 2026, the Fund’s target income level was reset based upon prevailing market conditions at the start of the new Target Outcome Period.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/XIJN or upon request at 1-800-621-1675 or info@ftportfolios.com.

Updated Prospectus Phone Number	1-800-621-1675
Updated Prospectus Email Address	info@ftportfolios.com
Updated Prospectus Web Address	www.ftportfolios.com/fund-documents/etf/XIJN
C000261390 [Member]
Shareholder Report [Line Items]
Fund Name	FT Vest Laddered Enhance & Moderate Buffer ETF
Class Name	FT Vest Laddered Enhance & Moderate Buffer ETF
Trading Symbol	BUFX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the FT Vest Laddered Enhance & Moderate Buffer ETF (the “Fund”) for the year of September 1, 2025 to August 31, 2026 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/BUFX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/BUFX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Vest Laddered Enhance & Moderate Buffer ETF	$10(1)	0.10%(1)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.

Expenses Paid, Amount	$ 10	[89]
Expense Ratio, Percent	0.10%	[89]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 9.51% for the twelve months ended August 31, 2026. The Fund underperformed its benchmark, the S&P 500® Index, which returned 20.38% for the same Period.
This underperformance was due to the following:
Fund Net Asset Value Performance Attributed to*:
Changes in Reference Asset	19.36%
Changes in other Variables	-8.89%
Fees and Expenses**	-0.96%
The Fund holds a portfolio that consists of a number of buffer funds, and thus is exposed to the combinations of FLexible EXchange® Options            (“FLEX Options”) held by the funds in the Fund’s portfolio reference the price performance of the State Street® SPDR® S&P 500® ETF Trust (the “Reference Asset”).
* The Fund’s performance is impacted by changes in the values of the FLEX Options to which it is exposed. We attribute (allocate) the impact on the Fund’s performance into three components. The first of the three components is the impact on the Fund’s performance due to changes in the underlying buffer funds’ Reference Asset . The second component is the aggregate impact on the Fund’s performance due to changes in other variables that impact FLEX Options prices - these include changes in a) the Reference Asset’s dividends, b) interest rates, c) implied volatility, and d) time to option expiration. The third component is from the Fund’s fees and expenses incurred during the Period.
** Includes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (June 24, 2025 to August 31, 2026)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of August 31, 2026)	1 Year	Since Inception (6/24/25)
FT Vest Laddered Enhance & Moderate Buffer ETF	9.51%	10.18%
S&P 500® Index	20.38%	23.07%

Performance Inception Date	Jun. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/etf/BUFX for more recent performance information.
Net Assets	$ 16,919,486
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 10,003
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of August 31, 2026)
Fund net assets	$16,919,486
Total number of portfolio holdings	13
Total advisory fee paid	$10,003
Portfolio turnover rate	1%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of August 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Fund Allocation
Exchange-Traded Funds	99.9%
Money Market Funds	0.1%
Net Other Assets and Liabilities	(0.0%)
Total	100.0%
Any amount shown as 0.0% represents less than 0.1%.

[1]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[2]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[3]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[4]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[5]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[6]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[7]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[8]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[9]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[10]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[11]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[12]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[13]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[14]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[15]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[16]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[17]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[18]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[19]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[20]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[21]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[22]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[23]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[24]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[25]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[26]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[27]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[28]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[29]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[30]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[31]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[32]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[33]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[34]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[35]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[36]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[37]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[38]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[39]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[40]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[41]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[42]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[43]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[44]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[45]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[46]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
[47]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[48]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.20%.
[49]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[50]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.10%.
[51]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[52]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[53]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[54]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[55]	Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.20%.
[56]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[57]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[58]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[59]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[60]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[61]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[62]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[63]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[64]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[65]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[66]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[67]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[68]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[69]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[70]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[71]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[72]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[73]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[74]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[75]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[76]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[77]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[78]	Includes extraordinary expenses and reimbursement by the sub-advisor. If these extraordinary expenses and reimbursement were not included, the amounts shown would be $88 and 0.85%, respectively.
[79]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[80]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
[81]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[82]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[83]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[84]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[85]	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.90%.
[86]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[87]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[88]	Includes the reimbursement by the sub-advisor. If this reimbursement was not included, the amounts shown would be $89 and 0.85%, respectively.
[89]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.